UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. SENIOR LOANS (a) - 23.1%
CHEMICALS - 0.3%
3,951,884	Vertellus Specialties, Inc. New Term Loan B (b)	2,687,281

ENERGY - 1.4%
1,466,478	Arch Coal, Inc. Term Loan B (b)	689,244
14,126,358	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/16/2021 (c)	12,815,291

		13,504,535

FINANCIAL - 0.3%
3,000,000	Maxim Crane Works, LP Second Lien Term Loan 10.25%, 11/26/2018	2,997,495

HEALTHCARE - 0.5%
5,596,573	HLS Therapeutics, Inc. Term Loan 10.00%, 08/03/2021 (d)	5,524,937

INDUSTRIALS - 0.1%
1,500,000	Gruden Acquisition, Inc. Second Lien Term Loan 9.50%, 07/20/2023	1,130,002

TELECOMMUNICATIONS - 4.4%
4,300,438	Avaya, Inc. Term Loan B-7 6.25%, 05/29/2020 (c)	3,078,404
40,710,472	TerreStar Corporation Term Loan A 5.50%, 02/27/2020 (d)(e)(f)	40,547,631

		43,626,035

Principal Amount ($)		Value ($)
U.S. SENIOR LOANS (continued)
UTILITY - 16.1%
1,000,000	Granite Acquisition, Inc. Second Lien Term Loan 8.25%, 12/19/2022	947,625
471,039,553	Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan (b)(c)	159,018,243

		159,965,868

	Total U.S. Senior Loans (Cost $364,539,403)	229,436,153

NON-U.S. SENIOR LOANS (a)(g) - 8.3%
ENERGY - 4.2%
10,344,624	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	6,853,314
9,436,563	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 6.00%, 03/31/2021 (c)	3,765,189
3,434,311	Drillships Ocean Ventures, Inc. Tranche B-1 Term Loan 5.50%, 07/25/2021 (c)	2,063,437
11,814,186	Fieldwood Energy LLC First Lien Term Loan 8.00%, 08/31/2020 (c)	9,835,310
20,172,003	First Lien Last Out Term Loan 8.38%, 09/30/2020 (c)	10,892,881
11,887,042	Second Lien Term Loan 8.38%, 09/30/2020	3,369,263

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
NON-U.S. SENIOR LOANS (continued)
ENERGY (continued)
11,062,527	Seadrill Partners Finco LLC Additional Initial Term Loan 4.00%, 02/21/2021 (c)	4,983,668

		41,763,062

HEALTHCARE - 0.4%
3,758,898	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	3,420,597

INFORMATION TECHNOLOGY - 0.3%
7,000,000	Evergreen Skills Lux S.a.r.l. Second Lien Term Loan 9.25%, 04/28/2022	3,325,000

MANUFACTURING - 0.1%
675,862	Doncasters U.S. Finance LLC Second Lien Term Loan 9.50%, 10/09/2020	630,664

MEDIA & TELECOMMUNICATIONS - 0.3%
3,428,571	iHeartCommunications, Inc. Tranche D Term Loan 7.21%, 01/30/2019	2,516,194

RETAIL - 1.0%
1,144,700	Toys ‘R’ Us Property Co. I LLC New Term Loan B 6.00%, 08/21/2019	1,035,953
10,537,403	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.75%, 04/24/2020	9,120,123

		10,156,076

SERVICE - 2.0%
1,103,894	EnergySolutions LLC New Term Loan 6.75%, 05/29/2020 (c)	1,076,296

Principal Amount ($)		Value ($)
NON-U.S. SENIOR LOANS (continued)
SERVICE (continued)
25,167,473	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	18,907,064

		19,983,360

	Total Non-U.S. Senior Loans (Cost $97,788,842)	81,794,953

U.S. ASSET-BACKED SECURITIES (d)(h)(i)(j) - 0.1%
833,123	Pamco Cayman, Ltd. Series 1997-1A, Class B 7.91%, 08/06/2013	628,675

	Total U.S. Asset-Backed Securities (Cost $566,524)	628,675

NON-U.S. ASSET-BACKED SECURITIES (g)(h)(i) - 17.8%
	Acis CLO, Ltd.
6,750,000	Series 2014-4A, Class D 3.74%, 05/01/2026 (j)	4,973,062
6,000,000	Series 2014-3A, Class D 3.76%, 02/01/2026 (j)	4,450,890
12,000,000	Series 2014-5A, Class D 4.98%, 11/01/2026 (j)	10,103,796
4,000,000	Series 2014-4A, Class F 5.79%, 05/01/2026 (j)	1,510,280
4,000,000	Series 2013-2A, Class E 5.56%, 10/14/2022 (j)	3,222,708
3,075,000	AIMCO CLO Series 2015-AA, Class F 8.83%, 01/15/2028	2,383,125
2,700,000	Allegro CLO II, Ltd. Series 2014-1A, Class E 7.39%, 01/21/2027	1,861,650

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
NON-U.S. ASSET-BACKED SECURITIES (continued)
2,000,000	Anchorage Capital CLO, Ltd. Series 2014-5A, Class E 5.63%, 10/15/2026	1,553,000
3,500,000	Series 2015-7A, Class E 5.63%, 10/15/2027	2,520,140
2,000,000	Series 2014-5A, Class F 6.53%, 10/15/2026	1,264,160
3,000,000	Apidos CLO XXI Series 2015-21A, Class E 7.08%, 07/18/2027	1,989,000
2,000,000	Arrowpoint CLO, Ltd. Series 2015-4A, Class E 7.53%, 04/18/2027	1,740,000
1,250,000	Betony CLO, Ltd. Series 2015-1A, Class E 5.98%, 04/15/2027	955,944
1,000,000	Cent CLO, Ltd. Series 2014-22A, Class E 7.03%, 11/07/2026	515,900
1,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.38%, 04/13/2025	753,830
1,000,000	CIFC Funding IV, Ltd. Series 2014-4A, Class F 6.23%, 10/17/2026	559,100
500,000	Covenant Credit Partners CLO II, Ltd. Series 2014-2A, Class E 5.83%, 10/17/2026	401,596
	Eastland CLO, Ltd.
6,567,792	Series 2007-1A, Class D 4.24%, 05/01/2022 (j)	5,248,014
12,010,000	Series 2007-1A, Class C 2.14%, 05/01/2022 (j)	9,947,210
500,000	Figueroa CLO 2014-1, Ltd. Series 2014-1A, Class E 6.33%, 01/15/2027	367,500

Principal Amount ($)		Value ($)
NON-U.S. ASSET-BACKED SECURITIES (continued)
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F 7.13%, 01/15/2027	753,690
	Flagship CLO VIII, Ltd.
1,500,000	Series 2014-8A, Class D 4.33%, 01/16/2026	1,252,500
4,000,000	Series 2014-8A, Class E 5.83%, 01/16/2026	2,640,000
2,000,000	Series 2014-8A, Class F 6.48%, 01/16/2026	950,000
1,500,000	Franklin CLO V, Ltd. Series 5A, Class D 2.30%, 06/15/2018	1,436,250
500,000	Galaxy XVII CLO, Ltd. Series 2014-17A, Class E 5.28%, 07/15/2026	341,300
7,200,000	Grayson CLO, Ltd. Series 2006-1A, Class C 2.19%, 11/01/2021 (j)	5,926,219
2,250,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 5.79%, 10/22/2025	1,293,750
1,962,500	Highbridge Loan Management, Ltd. Series 2015-5A, Class E 5.99%, 01/29/2026	1,551,886
1,813,139	Highland Park CDO, Ltd. Series 2006-1A, Class A2 1.06%, 11/25/2051 (j)	1,541,168
6,000,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.39%, 05/20/2027	4,620,000
1,500,000	Magnetite XIV, Ltd. Series 2015-14A, Class F 7.13%, 07/18/2028	1,065,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
NON-U.S. ASSET-BACKED SECURITIES (continued)
3,200,000	Marathon CLO VI, Ltd. Series 2014-A, Class D 5.68%, 05/13/2025	2,240,000
1,500,000	Mountain Hawk CLO, Ltd. Series 2013-2A, Class E 5.43%, 07/22/2024	856,050
1,000,000	Mountain Hawk II CLO, Ltd. Series 2013-2A, Class D 3.78%, 07/22/2024	720,000
5,000,000	Mountain View CLO II, Ltd. Series 2006-2A, Class E 4.38%, 01/12/2021	4,041,425
2,000,000	Mountain View CLO X, Ltd. Series 2015-10A, Class F 6.98%, 10/13/2027	1,260,000
3,720,000	Neptuno CLO II BV Series 2007-2A, Class D 3.95%, 01/16/2023	3,621,100
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C 2.03%, 04/18/2021	894,800
2,000,000	Recette CLO LLC Series 2015-1A, Class F 8.08%, 10/20/2027	1,364,400
4,620,339	Red River CLO, Ltd. Series 1A, Class E 4.39%, 07/27/2018 (j)	4,278,079
6,500,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.64%, 08/01/2024 (j)	5,743,075
2,752,426	Series 2007-1A, Class B2L 4.89%, 08/01/2024 (j)	2,284,651
2,000,000	Saranac CLO III, Ltd. Series 2014-3A, Class E 5.80%, 06/22/2025	1,240,000
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.83%, 10/15/2026	591,246

Principal Amount ($)		Value ($)
NON-U.S. ASSET-BACKED SECURITIES (continued)
2,450,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class D 7.64%, 10/30/2026	1,962,695
3,805,154	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B2L 5.17%, 02/27/2021	3,408,783
3,774,031	Stratford CLO, Ltd. Series 2007-1A, Class E 4.64%, 11/01/2021 (j)	3,365,020
1,000,000	THL Credit Wind River CLO, Ltd. Series 2014-2A, Class D 4.53%, 07/15/2026	917,000
1,500,000	Series 2014-1A, Class E 5.58%, 04/18/2026	1,145,400
2,000,000	Series 2014-2A, Class E 5.88%, 07/15/2026	1,514,000
2,000,000	Series 2014-3A, Class E 6.24%, 01/22/2027	1,560,000
500,000	TICP CLO III, Ltd. Series 2014-3A, Class E1 6.18%, 01/20/2027	387,500
1,000,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 6.14%, 07/24/2024	635,000
2,000,000	Vibrant CLO, Ltd. Series 2015-3A, Class D 5.63%, 04/20/2026	1,506,400
1,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.68%, 01/16/2027	712,500
	Westchester CLO, Ltd.
32,673,000	Series 2007-1A, Class C 1.49%, 08/01/2022 (j)	29,141,637

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
NON-U.S. ASSET-BACKED SECURITIES (continued)
6,750,000	Series 2007-1A, Class D 2.99%, 08/01/2022 (j)	5,984,989
13,357,345	Series 2007-1A, Class E 4.94%, 08/01/2022 (j)	11,167,542
	Zais CLO, Ltd.
4,000,000	Series 2014-2A, Class D 6.09%, 07/25/2026	3,052,000
700,000	Series 2014-2A, Class E 7.14%, 07/25/2026	424,340
1,500,000	Ziggurat CLO I, Ltd. Series 2014-1A, Class F 6.63%, 10/17/2026	894,600

	Total Non-U.S. Asset-Backed Securities (Cost $204,477,610)	176,606,900

U.S. CORPORATE BONDS & NOTES - 4.7%
AUTOMOBILES & COMPONENTS - 0.5%
75,000,000	DPH Holdings Corp. (b)	2,812,500
25,000,000	DPH Holdings Corp. (b)	937,500
30,000,000	DPH Holdings Corp. (b)	1,125,000

		4,875,000

CHEMICALS - 2.3%
	Momentive Performance Materials, Inc.
4,978,000	3.88%, 10/24/2021 (k)	3,976,178
26,496,500	4.69%, 04/24/2022 (k)	18,415,067

		22,391,245

CONSUMER SERVICES - 0.4%
4,749,600	Guitar Center, Inc. 6.50%, 04/15/2019 (i)(k)	4,108,404

GAMING & LEISURE - 0.2%
1,844,000	Scientific Games International, Inc. 10.00%, 12/01/2022 (k)	1,507,470

Principal Amount ($)		Value ($)
U.S. CORPORATE BONDS & NOTES (continued)
TELECOMMUNICATION SERVICES - 0.2%
9,500,000	Avaya, Inc. 10.50%, 03/01/2021 (i)	2,137,500

UTILITIES - 1.1%
51,140,000	Texas Competitive Electric Holdings Co., LLC (b)	3,209,035
3,000,000	Texas Competitive Electric Holdings Co., LLC (b)(i)	1,027,500
25,000,000	Texas Competitive Electric Holdings Co., LLC (b)	1,593,750
75,094,000	Texas Competitive Electric Holdings Co., LLC (b)	4,881,110
9,346,000	Texas Competitive Electric Holdings Co., LLC (b)	607,490

		11,318,885

	Total U.S. Corporate Bonds & Notes (Cost $72,020,297)	46,338,504

NON-U.S. CORPORATE BONDS & NOTES (g) - 4.3%
BROADCASTING - 0.7%
20,484,063	iHeartCommunications, Inc. PIK 14.00%, 02/01/2021 (l)	7,425,473

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
4,000,000	Laureate Education, Inc. 9.25%, 09/01/2019 (i)(k)	3,520,000

ENERGY - 1.9%
290	American Energy-Permian Basin LLC 7.38%, 11/01/2021 (i)	158
37,083,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (i)	19,097,745

		19,097,903

HEALTHCARE EQUIPMENT & SERVICES - 0.6%
6,875,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (i)(k)	5,689,063

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
NON-U.S. CORPORATE BONDS & NOTES (continued)
UTILITIES - 0.7%
3,300,000	GenOn Energy, Inc. 7.88%, 06/15/2017 (k)	2,788,500
4,500,000	NRG Energy, Inc. 7.25%, 05/15/2026 (i)(k)	4,500,000

		7,288,500

	Total Non-U.S. Corporate Bonds & Notes (Cost $59,968,577)	43,020,939

NON-U.S. GOVERNMENT BONDS (g) - 12.5%
62,500,000	Argentine Republic Government International Bond 2.50%, 12/31/2038 (h)(k)(l)	42,343,750
23,834,794	8.28%, 12/31/2033	26,694,969
30,844,876	12/31/2033 (b)	34,083,588
	Hellenic Republic Government Bond (h)
1,000,000	3.00%, 02/24/2025	792,563
1,000,000	3.00%, 02/24/2031	717,038
1,000,000	3.00%, 02/24/2028	755,981
1,000,000	3.00%, 02/24/2029	731,678
1,000,000	3.00%, 02/24/2035	687,138
1,000,000	3.00%, 02/24/2036	685,569
1,000,000	3.00%, 02/24/2040	668,999
1,000,000	3.00%, 02/24/2039	664,747
1,000,000	3.00%, 02/24/2037	678,397
1,000,000	3.00%, 02/24/2023	832,337
1,000,000	3.00%, 02/24/2024	816,742
1,000,000	3.00%, 02/24/2030	725,330
1,000,000	3.00%, 02/24/2033	697,325
1,000,000	3.00%, 02/24/2034	694,779
1,000,000	3.00%, 02/24/2032	715,238
1,000,000	3.00%, 02/24/2038	669,248
1,000,000	3.00%, 02/24/2042	674,255

Principal Amount ($)		Value ($)
NON-U.S. GOVERNMENT BONDS (continued)
1,000,000	3.00%, 02/24/2041	672,179
1,000,000	3.00%, 02/24/2027	764,814
1,000,000	3.00%, 02/24/2026	788,216
6,000,000	Provincia De Buenos Aires 7.88%, 06/15/2027 (i)(l)	6,195,000

	Total Non-U.S. Government Bonds (Cost $98,995,550)	123,749,880

Shares
U.S. EQUITY - 32.9%
BANKS - 0.1%
50,631	Hilltop Holdings, Inc. (e)(k)	1,062,745

CAPITAL GOODS - 0.1%
2,000	Lockheed Martin Corp.	496,340
1,500	Northrop Grumman Corp. (l)	333,420
2,000	Raytheon Co. (l)	271,900

		1,101,660

CHEMICALS - 0.7%
242,762	MPM Holdings, Inc (e)(m)	2,099,891
487,722	MPM Holdings, Inc. (e)(k)(l)	4,218,796

		6,318,687

CONSUMER DURABLES & APPAREL - 0.0%
7,500	Ethan Allen Interiors, Inc. (l)	247,800

CONSUMER SERVICES - 2.1%
1,685,151	K12, Inc. (e)(k)	21,047,536

ENERGY - 0.9%
250,000	Eclipse Resources Corp. (e)	835,000
141,479	Overseas Shipholding Group, Inc. (k)	1,554,854
13,700	Pioneer Natural Resources Co. (k)	2,071,577

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

Shares		Value ($)
U.S. EQUITY (continued)
ENERGY (continued)
273,000	QEP Resources, Inc. (k)	4,812,990

		9,274,421

FOOD & STAPLES RETAILING - 0.1%
5,000	Sysco Corp. (l)	253,700
33,500	Whole Foods Market, Inc. (k)	1,072,670

		1,326,370

FOOD, BEVERAGE & TOBACCO - 0.2%
6,000	Coca-Cola Co. (The)	271,980
2,500	Dr. Pepper Snapple Group, Inc. (l)	241,575
2,500	Kraft Heinz Co. (The)	221,200
21,000	Pinnacle Foods, Inc. (k)	972,090

		1,706,845

HEALTHCARE EQUIPMENT & SERVICES - 5.1%
40,000	AAC Holdings, Inc. (e)(k)(l)	912,800
25,000	ABIOMED, Inc. (e)(k)	2,732,250
1,500	Aetna, Inc.	183,195
158,775	Brookdale Senior Living, Inc. (e)(k)	2,451,486
2,000	Laboratory Corp. of America Holdings (e)	260,540
50,000	Nevro Corp. (e)(k)	3,688,000
675,550	Patterson Cos., Inc. (k)	32,352,090
57,707	Tenet Healthcare Corp. (e)(k)	1,595,021
30,000	UnitedHealth Group, Inc. (k)	4,236,000
29,700	VCA, Inc. (e)(k)	2,008,017

		50,419,399

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
2,000	Clorox Co. (The) (l)	276,780

INSURANCE - 0.3%
83,585	FNF Group (k)	3,134,437

MATERIALS - 0.1%
4,374	Vulcan Materials Co. (k)	526,455

Shares		Value ($)
U.S. EQUITY (continued)
MEDIA - 0.1%
1,570,000	Cumulus Media, Inc., Class A (e)(k)	486,700

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
15,000	BioMarin Pharmaceutical, Inc. (e)(k)	1,167,000
6,000	Bristol-Myers Squibb Co. (l)	441,300
15,000	Gilead Sciences, Inc. (k)	1,251,300
1,500	Johnson & Johnson	181,950
84,725	Medivation, Inc. (e)(k)	5,108,918
395,769	Minerva Neurosciences, Inc. (e)(k)	4,040,801
58,950	Otonomy, Inc. (e)(k)	936,126
22,900	Ultragenyx Pharmaceutical, Inc. (e)(k)	1,120,039

		14,247,434

REAL ESTATE - 3.1%
1,000	Federal Realty Investment Trust, REIT	165,550
2,359,809	Independence Realty Trust, Inc., REIT (k)	19,303,238
70,493	Jernigan Capital, Inc., REIT (k)(l)	982,672
2,219,361	RAIT Financial Trust, REIT (k)	6,946,600
273,599	Spirit Realty Capital, Inc., REIT (k)	3,493,859

		30,891,919

RETAILING - 0.7%
14,750	Dollar General Corp. (k)	1,386,500
67,827	LKQ Corp. (e)(k)	2,150,116
24,401	Lowe’s Cos., Inc. (k)(l)	1,931,827
4,000	Pool Corp. (l)	376,120
30,200	Sally Beauty Holdings, Inc. (e)(k)	888,182
3,500	Tractor Supply Co. (l)	319,130

		7,051,875

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

Shares		Value ($)
U.S. EQUITY (continued)
SOFTWARE & SERVICES - 8.0%
33,854	CDK Global, Inc. (k)	1,878,559
13,800	Global Payments, Inc. (k)	985,044
3,500	Intuit, Inc. (l)	390,635
10,000	Oracle Corp. (l)	409,300
47,700	Sabre Corp. (k)	1,277,883
925,727	salesforce.com, Inc. (e)(k)	73,511,981
9,000	Twilio, Inc., Class A (e)(l)	328,500

		78,781,902

TELECOMMUNICATION SERVICES - 9.7%
3,000	AT&T, Inc. (l)	129,630
306,550	TerreStar Corporation (d)(e)(f)(n)	96,413,040

		96,542,670

TRANSPORTATION - 0.1%
14,000	Kansas City Southern (k)	1,261,260

UTILITIES - 0.1%
4,000	Consolidated Edison, Inc. (l)	321,760
5,000	PG&E Corp. (l)	319,600

		641,360

	Total U.S. Equity (Cost $342,589,498)	326,348,255

NON-U.S. EQUITY (g) - 10.4%
BANKS - 0.6%
446,750	Grupo Supervielle SA ADR (e)(k)	5,713,932

ENERGY - 4.4%
4,000	Chevron Corp.	419,320
1,500	Core Laboratories NV	185,835
6,621,724	Ocean Rig UDW, Inc. (k)	16,421,876
81,000	Petrobras Argentina SA ADR (k)	508,680

Shares		Value ($)
NON-U.S. EQUITY (continued)
ENERGY (continued)
2,506,528	Plains GP Holdings LP, Class A (k)	26,143,087
79,700	Transportadora de Gas del Sur SA, Class B ADR (k)	537,975

		44,216,773

FOOD, BEVERAGE & TOBACCO - 0.1%
25,000	Blue Buffalo Pet Products, Inc. (e)	583,500
2,500	Hershey Co. (The) (l)	283,725

		867,225

HEALTHCARE EQUIPMENT & SERVICES - 0.8%
30,059	Edwards Lifesciences Corp. (e)(k)	2,997,784
275,000	HLS Therapeutics, Inc. (d)(e)	1,669,250
15,000	NuVasive, Inc. (e)(k)	895,800
29,400	Sysmex Corp.	2,037,759

		7,600,593

INSURANCE - 0.1%
4,500	Aflac, Inc. (l)	324,720
2,000	Chubb, Ltd. (l)	261,420

		586,140

MATERIALS - 0.3%
5,000	Newmont Mining Corp. (l)	195,600
15,000	Pan American Silver Corp.	246,750
115,000	Ternium SA ADR (k)	2,191,900

		2,634,250

MEDIA - 0.3%
77,945	Loral Space & Communications, Inc. (e)(k)	2,749,120

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
17,750	Alexion Pharmaceuticals, Inc. (e)(k)	2,072,490
40,000	AstraZeneca PLC ADR (l)	1,207,600

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

Shares		Value ($)
NON-U.S. EQUITY (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
77,477	Coherus Biosciences, Inc. (e)(k)(l)	1,308,587
3,980	Eurofins Scientific SE	1,476,074
5,000	Zoetis, Inc. (l)	237,300

		6,302,051

REAL ESTATE - 0.2%
81,146	Cresud SACIF y A ADR (e)(k)	1,146,593
32,445	IRSA Inversiones y Representaciones SA ADR (e)(k)	545,400

		1,691,993

RETAILING - 0.1%
1,500	Amazon.com, Inc. (e)(k)	1,073,430

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
300,000	GigPeak, Inc. (e)	588,000
80,050	Marvell Technology Group, Ltd. (k)	762,877
14,000	NXP Semiconductor NV (e)	1,096,760

		2,447,637

SOFTWARE & SERVICES - 0.2%
21,826	Facebook, Inc., Class A (e)(k)	2,494,275

TRANSPORTATION - 0.7%
239,750	American Airlines Group, Inc. (k)	6,787,322

UTILITIES - 1.8%
35,000	Empresa Distribuidora Y Comercializadora Norte ADR (e)(k)	612,850
1,079,650	NRG Energy, Inc. (k)	16,183,953
50,000	Pampa Energia SA ADR (e)(k)	1,367,000

		18,163,803

	Total Non-U.S. Equity (Cost $173,929,954)	103,328,544

Shares		Value ($)
U.S. EXCHANGE-TRADED FUNDS (k) - 0.4%
43,198	Highland/iBoxx Senior Loan ETF (f)	793,979
163,500	ProShares UltraPro Short QQQ ETF (e)	3,018,210

	Total U.S. Exchange-Traded Funds (Cost $3,881,718)	3,812,189

U.S. MASTER LIMITED PARTNERSHIPS (k) - 0.0%
ENERGY - 0.0%
5,000	Tesoro Logistics LP	247,650

	Total U.S. Master Limited Partnerships (Cost $235,650)	247,650

NON-U.S. MASTER LIMITED PARTNERSHIPS (g) - 20.7%
ENERGY - 20.7%
839,800	Boardwalk Pipeline Partners LP (k)	14,654,510
1,215,640	Energy Transfer Equity LP (k)	17,468,747
655,800	Energy Transfer Partners LP (k)	24,966,306
1,081,875	Enterprise Products Partners LP (k)	31,655,662
3,695,137	Highland Energy MLP Fund (f)	16,480,309
729,264	MPLX LP (k)	24,525,148
408,800	SemGroup Corp., Class A (k)	13,310,528
120,733	Shell Midstream Partners LP (k)	4,079,568
581,626	Targa Resources Corp. (k)	24,509,720
306,250	Western Gas Equity Partners LP (k)	11,714,063
705,914	Williams Cos., Inc. (The) (k)	15,268,920
204,000	Williams Partners LP (k)	7,066,560

		205,700,041

	Total Non-U.S. Master Limited Partnerships (Cost $287,364,533)	205,700,041

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

Units		Value ($)
U.S. WARRANTS (d)(e) - 0.0%
HEALTHCARE EQUIPMENT & SERVICES - 0.0%
37,751	HLS Therapeutics, Inc. expires 08/20/2020	92,867

	Total U.S. Warrants (Cost $415,261)	92,867

NON-U.S. WARRANTS (e)(g)(k) - 0.0%
ENERGY - 0.0%
6,705,000	Kinder Morgan, Inc., expires 05/25/2017	113,985

	Total Non-U.S. Warrants (Cost $8,656,184)	113,985

Contracts
U.S. PURCHASED CALL OPTIONS (o) - 0.2%
20,000	American Airlines Group, Inc., Strike price $40.00, expires 01/20/2017	780,000
1,000	CBOE SPX Volatility Index, Strike price $32.50, expires 07/20/2016	10,000
1,000	Financial Select Sector SPDR Fund, Strike price $23.00, expires 07/08/2016	13,000
500	iShares 20+ Year Treasury Bond ETF, Strike price $132.00, expires 07/15/2016	350,500
2,000	iShares 20+ Year Treasury Bond ETF, Strike price $140.00, expires 08/19/2016	466,000
1,000	iShares 20+ Year Treasury Bond ETF, Strike price $142.00, expires 08/19/2016	162,000
1,000	iShares Russell 2000 Index Fund, ETF, Strike price $124.00, expires 07/15/2016	2,000
250	iShares Russell 2000 Index Fund, ETF, Strike price $130.00, expires 09/16/2016	2,125
500	iShares U.S. Real Estate ETF, Strike price $81.00, expires 07/15/2016	76,500
1,000	iShares U.S. Real Estate ETF, Strike price $82.00, expires 08/19/2016	174,000
500	PowerShares DB U.S. Dollar Index, Strike price $25.00, expires 09/16/2016	17,500
500	PowerShares DB U.S. Dollar Index, Strike price $26.00, expires 09/16/2016	5,500
500	PowerShares QQQ Trust Series 1, Strike price $120.00, expires 09/16/2016	1,750
200	SPDR Gold Shares, Strike price $134.00, expires 08/19/2016	21,200
500	Utilities Select Sector SPDR Fund, Strike price $51.50, expires 07/15/2016	51,000
2,000	Utilities Select Sector SPDR Fund, Strike price $52.00, expires 08/19/2016	274,000

	Total U.S. Purchased Call Options (Cost $14,901,404)	2,407,075

Contracts		Value ($)
NON-U.S. PURCHASED CALL OPTIONS (g)(o) - 0.1%
1,250	iShares MSCI EAFE ETF, Strike price $60.00, expires 07/15/2016	5,000
1,500	iShares MSCI EAFE ETF, Strike price $61.00, expires 07/15/2016	3,000
500	iShares MSCI EAFE ETF, Strike price $62.00, expires 07/15/2016	500
1,000	iShares MSCI EAFE ETF, Strike price $62.00, expires 08/19/2016	1,000
500	iShares MSCI EAFE ETF, Strike price $63.00, expires 08/19/2016	1,000
500	iShares MSCI EAFE ETF, Strike price $64.00, expires 09/16/2016	7,000
400	iShares MSCI Emerging Markets ETF, Strike price $35.00, expires 08/19/2016	28,800
300	SPDR Gold Shares, Strike price $126.00, expires 08/19/2016	104,700
2,500	SPDR Gold Shares, Strike price $128.00, expires 08/19/2016	660,000

	Total Non-U.S. Purchased Call Options (Cost $1,030,240)	811,000

U.S. PURCHASED PUT OPTIONS (o) - 0.3%
2,000	Financial Select Sector SPDR Fund, Strike price $22.00, expires 08/19/2016	72,000
750	iShares 20+ Year Treasury Bond ETF, Strike price $130.00, expires 08/19/2016	31,500
1,000	iShares 20+ Year Treasury Bond ETF, Strike price $137.00, expires 08/19/2016	217,000
1,000	iShares iBoxx High Yield Corporate Bond ETF, Strike price $79.00, expires 08/19/2016	30,000
200	iShares iBoxx High Yield Corporate Bond ETF, Strike price $80.00, expires 09/16/2016	16,000
1,000	iShares iBoxx High Yield Corporate Bond ETF, Strike price $81.00, expires 08/19/2016	52,000
3,000	iShares Russell 2000 Index Fund, ETF, Strike price $102.00, expires 09/16/2016	336,000
250	iShares Russell 2000 Index Fund, ETF, Strike price $106.00, expires 09/16/2016	42,500
3,000	iShares Russell 2000 Index Fund, ETF, Strike price $107.00, expires 08/19/2016	360,000
4,000	iShares Russell 2000 Index Fund, ETF, Strike price $108.00, expires 08/19/2016	528,000
1,000	iShares Russell 2000 Index Fund, ETF, Strike price $111.00, expires 08/19/2016	198,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

Contracts		Value ($)
U.S. PURCHASED PUT OPTIONS (continued)
250	iShares Russell 2000 Index Fund, ETF, Strike price $112.00, expires 08/19/2016	57,500
2,000	iShares Russell 2000 Index Fund, ETF, Strike price $90.00, expires 08/19/2016	32,000
1,000	iShares U.S. Real Estate ETF, Strike price $75.00, expires 08/19/2016	46,000
500	iShares U.S. Real Estate ETF, Strike price $76.00, expires 07/15/2016	6,000
1,000	PowerShares DB U.S. Dollar Index, Strike price $23.00, expires 09/16/2016	2,000
500	PowerShares QQQ Trust Series 1, Strike price $105.00, expires 08/19/2016	87,500
250	PowerShares QQQ Trust Series 1, Strike price $106.00, expires 08/19/2016	50,500
200	SPDR Gold Shares, Strike price $110.00, expires 07/15/2016	200
2,000	SPDR S&P 500 ETF Trust, Strike price $195.00, expires 08/19/2016	240,000
500	SPDR S&P 500 ETF Trust, Strike price $200.00, expires 08/19/2016	90,500
1,000	SPDR S&P 500 ETF Trust, Strike price $202.00, expires 08/19/2016	215,000
1,000	SPDR S&P 500 ETF Trust, Strike price $207.00, expires 08/19/2016	335,000
1,000	Utilities Select Sector SPDR Fund, Strike price $46.00, expires 08/19/2016	11,000
1,000	Utilities Select Sector SPDR Fund, Strike price $47.00, expires 08/19/2016	14,000
500	Utilities Select Sector SPDR Fund, Strike price $48.00, expires 07/15/2016	3,000

	Total U.S. Purchased Put Options (Cost $6,381,039)	3,073,200

NON-U.S. PURCHASED PUT OPTIONS (g)(o) - 0.1%
2,500	Alerian MLP ETF, Strike price $11.00, expires 10/21/2016	56,250
250	Energy Select Sector SPDR Fund, Strike price $64.50, expires 09/16/2016	36,625
250	Energy Select Sector SPDR Fund, Strike price $65.00, expires 09/16/2016	42,000
2,000	iPath S&P 500 VIX Short-Term Futures ETN, Strike price $14.00, expires 07/15/2016	212,000
1,000	iShares MSCI EAFE ETF, Strike price $48.00, expires 07/15/2016	3,000

Contracts		Value ($)
NON-U.S. PURCHASED PUT OPTIONS (continued)
1,400	iShares MSCI EAFE ETF, Strike price $51.00, expires 07/15/2016	7,000
500	iShares MSCI EAFE ETF, Strike price $52.00, expires 07/15/2016	5,500
400	iShares MSCI Emerging Markets ETF, Strike price $32.00, expires 08/19/2016	16,800
1,000	Materials Select Sector SPDR Fund, Strike price $45.00, expires 08/19/2016	84,000
500	SPDR S&P Metals & Mining ETF, Strike price $19.00, expires 08/19/2016	7,500
1,000	United States Oil Fund L.P., Strike price $11.50, expires 09/16/2016	74,000

	Total Non-U.S. Purchased Put Options (Cost $854,185)	544,675

Shares
U.S. REGISTERED INVESTMENT COMPANIES (p) - 1.5%
15,236,076	State Street Navigator Prime Securities Lending Portfolio	15,236,076

	Total U.S. Registered Investment Companies (Cost $15,236,076)	15,236,076

NON-U.S. INVESTMENT COMPANIES (f)(g) - 0.4%
10,000	BB Votorantim Highland Infrastructure LLC	4,017,760

	Total Non-U.S. Investment Companies (Cost $4,571,783)	4,017,760

U.S. CASH EQUIVALENTS - 1.0%
9,592,636	State Street Institutional Liquid Reserves Fund	9,592,636

	Total U.S. Cash Equivalents (Cost $9,592,636)	9,592,636

Total Investments - 138.8% (Cost $1,767,996,964)		1,376,901,957

Principal Amount ($)
SECURITIES SOLD SHORT (q) - (12.4)%
U.S. CORPORATE BONDS & NOTES - (1.1)%
MATERIALS - (0.4)%
(5,000,000)	Freeport-McMoRan, Inc. 3.88%, 03/15/2023	(4,400,000)

PACKING & CONTAINER - (0.4)%
(4,000,000)	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.25%, 02/15/2021	(4,185,200)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
SECURITIES SOLD SHORT (continued)
U.S. CORPORATE BONDS & NOTES (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (0.3)%
(3,000,000)	Sprint Corp. 7.88%, 09/15/2023	(2,467,500)

	Total U.S. Corporate Bonds & Notes (Proceeds $10,426,373)	(11,052,700)

NON-U.S. CORPORATE BONDS & NOTES (g) - (2.6)%
CONSUMER SERVICES - (0.6)%
(4,000,000)	Fiat Chrysler Automobiles NV 5.25%, 04/15/2023	(3,990,000)

(1,750,000)	Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024 (i)	(1,848,437)

		(5,838,437)

OIL & GAS - (0.4)%
(4,000,000)	Chesapeake Energy Corp. 8.00%, 12/15/2022 (i)	(3,395,000)

RETAIL - (0.5)%
(5,000,000)	Neiman Marcus Group, Ltd. LLC 8.00%, 10/15/2021 (i)	(4,100,000)
(1,000,000)	Wal-Mart Stores, Inc. 4.30%, 04/22/2044	(1,169,871)

		(5,269,871)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.1)%
(1,000,000)	Intel Corp. 4.10%, 05/19/2046	(1,042,402)

SOFTWARE & SERVICES - (0.5)%
(5,000,000)	Alibaba Group Holding, Ltd. 4.50%, 11/28/2034	(5,230,935)

Principal Amount ($)		Value ($)
SECURITIES SOLD SHORT (continued)
NON-U.S. CORPORATE BONDS & NOTES (continued)
TECHNOLOGY HARDWARE & EQUIPMENT - (0.5)%
(5,000,000)	Western Digital Corp. 10.50%, 04/01/2024 (i)	(5,362,500)

	Total Non-U.S. Corporate Bonds & Notes (Proceeds $24,528,226)	(26,139,145)

Shares
U.S. EQUITY - (5.9)%
BANKS - (0.2)%
30,000	Cullen/Frost Bankers, Inc.	(1,911,900)

DIVERSIFIED FINANCIALS - (0.1)%
20,000	T Rowe Price Group, Inc.	(1,459,400)

HEALTHCARE EQUIPMENT & SERVICES - (2.8)%
490,150	Boston Scientific Corp. (r)	(11,454,806)
137,000	Stryker Corp.	(16,416,710)

		(27,871,516)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (0.3)%
5,000	Biogen, Inc. (r)	(1,209,100)
10,000	Illumina, Inc. (r)	(1,403,800)

		(2,612,900)

SOFTWARE & SERVICES - (2.5)%
103,750	Netflix, Inc. (r)	(9,491,050)
411,000	Zillow Group, Inc., Class C (r)	(14,911,080)

		(24,402,130)

	Total U.S. Equity (Proceeds $47,357,206)	(58,257,846)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

Shares		Value ($)
SECURITIES SOLD SHORT (continued)
NON-U.S. EQUITY (g) - (2.2)%
CONSUMER DURABLES & APPAREL - (0.1)%
15,800	Lululemon Athletica, Inc. (r)	(1,166,988)

ENERGY - (0.3)%
66,250	Cheniere Energy, Inc. (r)	(2,487,687)

HEALTHCARE EQUIPMENT & SERVICES - (1.1)%
13,550	Medtronic PLC	(1,175,734)
80,000	Zimmer Holdings, Inc.	(9,630,400)

		(10,806,134)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (0.7)%
30,000	Concordia International Corp.	(642,874)
60,000	Mallinckrodt PLC (r)	(3,646,800)
18,000	Taro Pharmaceutical Industries, Ltd. (r)	(2,620,800)

		(6,910,474)

	Total Non-U.S. Equity (Proceeds $18,860,256)	(21,371,283)

U.S. EXCHANGE-TRADED FUNDS - (0.3)%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (0.3)%
29,300	ProShares UltraPro QQQ ETF	(2,822,176)

	Total U.S. Exchange-Traded Funds (Proceeds $2,970,170)	(2,822,176)

NON-U.S. EXCHANGE-TRADED FUNDS (g)(r) - (0.3)%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (0.3)%
126,500	Direxion Daily Financial Bull 3X Shares ETF	(3,220,690)

	Total Non-U.S. Exchange-Traded Funds (Proceeds $2,981,401)	(3,220,690)

	Total Securities Sold Short (Proceeds $107,123,632)	(122,863,840)

Other Assets & Liabilities, Net - (26.4)%		(262,169,176)

Net Assets - 100.0%		991,868,942

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate.
Rate shown represents the weighted average rate at June 30, 2016. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(c)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $144,876,400, or 14.6% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2016.
(e)	Non-income producing security.
(f)	Affiliated issuer. Assets with a total aggregate market value of $158,252,719, or 16.0% of net assets, were affiliated with the Fund as of June 30, 2016.
(g)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(h)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2016.
(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2016, these securities amounted to $208,805,008 or 21.1% of net assets.
(j)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(k)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $578,209,118.
(l)	Securities (or a portion of securities) on loan. As of June 30, 2016, the market value of securities loaned was $15,433,376. The loaned securities were secured with cash and securities collateral of $15,616,169. Collateral is calculated based on prior day’s prices.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

(m)	All or a portion of this security is a 4(a)(2) Security. The 4(a)(2) Securities will be deemed “restricted securities” (as defined by Rule 144 of the Securities Act) that may not be offered, sold, exchanged, assigned or otherwise transferred unless they are registered under the Securities Act, or an exemption from registration under the Securities Act is available.
(n)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(o)	Options are shown at market value.
(p)	Represents investments of cash collateral received in connection with securities lending.
(q)	As of June 30, 2016, $(114,109,275) in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(r)	No dividend payable on security sold short.

Glossary:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
ETN	Exchange-Traded Note
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International Europe, Australia, and Far East
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, brokered by Goldman Sachs, for which $11,033,287 was pledged as collateral, open at June 30, 2016:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
CBOE Volatility Index Future	July 2016	400	$6,790,000	$(4,045,300)

Short Future:
Russell 2000 Mini Index	September 2016	1,255	$(143,998,700)	$(452,779)

				$(4,498,079)

Written options contracts outstanding as of June 30, 2016 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
CBOE SPX Volatility Index	$40.00	July 2016	1,000	(4,000,000)	$50,709	$(5,000)
iShares 20+ Year Treasury Bond ETF	$132.00	July 2016	500	(6,600,000)	122,852	(350,500)
iShares 20+ Year Treasury Bond ETF	$149.00	August 2016	1,000	(14,900,000)	47,731	(48,000)
SPDR Gold Shares	$134.00	August 2016	200	(2,680,000)	13,542	(21,200)
SPDR Gold Shares	$135.00	August 2016	500	(6,750,000)	79,353	(47,500)
SPDR Gold Shares	$131.00	August 2016	300	(3,930,000)	52,712	(49,800)
SPDR Gold Shares	$133.00	August 2016	2,000	(26,600,000)	253,414	(246,000)

					620,313	(768,000)

WRITTEN PUT OPTIONS:
American Airlines Group, Inc.	$40.00	January 2017	5,950	(23,800,000)	3,243,929	(7,482,125)
American Express Co.	$75.00	September 2016	7,607	(57,052,500)	9,479,732	(10,848,302)
Corning, Inc.	$22.00	January 2017	35,170	(77,374,000)	19,630,064	(9,003,520)
Energy Select Sector SPDR Fund	$60.00	September 2016	250	(1,500,000)	31,295	(16,750)
Energy Select Sector SPDR Fund	$55.00	September 2016	250	(1,375,000)	19,927	(7,000)
iShares 20+ Year Treasury Bond ETF	$133.00	August 2016	1,000	(13,300,000)	97,552	(92,000)
iShares Russell 2000 Index Fund, ETF	$102.00	August 2016	7,250	(73,950,000)	1,011,372	(442,250)
iShares Russell 2000 Index Fund, ETF	$102.00	September 2016	3,000	(30,600,000)	720,840	(336,000)
iShares Russell 2000 Index Fund, ETF	$107.00	August 2016	1,000	(10,700,000)	126,707	(120,000)
iShares U.S. Real Estate ETF	$79.00	July 2016	500	(3,950,000)	38,354	(11,500)
iShares U.S. Real Estate ETF	$79.00	August 2016	1,000	(7,900,000)	157,706	(80,000)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Global Allocation Fund

WRITTEN PUT OPTIONS (continued)
Materials Select Sector SPDR Fund	$41.00	August 2016	1,000	(4,100,000)	19,709	(21,000)
PowerShares QQQ Trust Series 1	$95.00	August 2016	500	(4,750,000)	49,104	(19,500)
PowerShares QQQ Trust Series 1	$96.00	August 2016	250	(2,400,000)	19,927	(11,250)
SPDR S&P 500 ETF Trust	$198.00	August 2016	1,000	(19,800,000)	160,706	(159,000)
SPDR S&P 500 ETF Trust	$185.00	August 2016	500	(9,250,000)	94,853	(27,500)
SPDR S&P 500 ETF Trust	$188.00	August 2016	2,000	(37,600,000)	521,408	(138,000)
SPDR S&P 500 ETF Trust	$194.00	August 2016	1,000	(19,400,000)	315,717	(116,000)
United States Oil Fund L.P.	$9.50	September 2016	1,000	(950,000)	21,712	(17,000)
Utilities Select Sector SPDR Fund	$50.50	July 2016	500	(2,525,000)	24,854	(7,000)
Utilities Select Sector SPDR Fund	$50.00	August 2016	1,000	(5,000,000)	81,708	(42,000)
Utilities Select Sector SPDR Fund	$51.00	August 2016	1,000	(5,100,000)	99,707	(60,000)

Total Written Options Contracts					$36,587,196	$(29,825,697)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$8,345,927	$8,345,927
Common Stock	6,890,149	6,890,149

Total Borrowings	$15,236,076	$15,236,076

Gross amount of recognized liabilities for securities lending transactions		$15,236,076

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2016	Highland Premier Growth Equity Fund

Shares		Value ($)
COMMON STOCKS - 100.1%
CAPITAL GOODS - 1.9%
50,000	United Rentals, Inc. (a)	3,355,000

DIVERSIFIED FINANCIALS - 14.1%
218,839	Charles Schwab Corp. (The)	5,538,815
82,065	CME Group, Inc.	7,993,131
72,946	S&P Global, Inc. (b)	7,824,188
75,000	State Street Corp.	4,044,000

		25,400,134

ENERGY - 3.1%
71,731	Schlumberger, Ltd.	5,672,487

FOOD, BEVERAGE & TOBACCO - 4.4%
74,162	PepsiCo, Inc.	7,856,722

HEALTHCARE EQUIPMENT & SERVICES - 12.4%
136,774	Abbott Laboratories	5,376,586
30,000	Amedisys, Inc. (a)(c)	1,514,400
25,000	Cooper Cos., Inc. (The) (b)	4,289,250
85,000	Medtronic PLC	7,375,450
50,000	Nevro Corp. (a)	3,688,000

		22,243,686

MATERIALS - 1.7%
30,000	Monsanto Co.	3,102,300

MEDIA - 12.7%
133,735	Comcast Corp., Class A	8,718,185
158,400	Liberty Global PLC, Series C (a)(b)	4,538,160
19,763	Liberty Global PLC LiLAC (a)	642,112
1,398,009	Sirius XM Holdings, Inc. (a)(c)	5,522,136
35,200	Walt Disney Co. (The)	3,443,264

		22,863,857

Shares		Value ($)
COMMON STOCKS (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
6,000	Alexion Pharmaceuticals, Inc. (a)	700,560
17,870	Charles River Laboratories International, Inc. (a)	1,473,203
30,000	Gilead Sciences, Inc. (b)	2,502,600
402,692	Minerva Neurosciences, Inc. (a)(c)	4,111,485

		8,787,848

REAL ESTATE - 3.9%
61,600	American Tower Corp., REIT	6,998,376

RETAILING - 8.8%
15,380	Amazon.com, Inc. (a)	11,006,236
60,400	Lowe’s Cos., Inc. (b)	4,781,868

		15,788,104

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
53,417	QUALCOMM, Inc.	2,861,549

SOFTWARE & SERVICES - 24.7%
13,000	Alphabet, Inc., Class C (a)	8,997,300
37,000	Baidu, Inc., ADR (a)	6,110,550
70,000	Facebook, Inc., Class A (a)(b)	7,999,600
44,000	Intuit, Inc. (b)	4,910,840
80,000	PayPal Holdings, Inc. (a)	2,920,800
45,000	salesforce.com, Inc. (a)	3,573,450
133,735	Visa, Inc., Class A (c)	9,919,125

		44,431,665

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
83,600	Apple, Inc.	7,992,160

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Premier Growth Equity Fund

Shares		Value ($)
COMMON STOCKS (continued)
TRANSPORTATION - 1.5%
24,316	United Parcel Service, Inc., Class B	2,619,319

	Total Common Stocks (Cost $140,015,360)	179,973,207

Contracts
PURCHASED PUT OPTIONS - 0.1%
6,000	Powershares QQQ Trust Series 1, Strike price $102.00, expires 07/15/2016	138,000

	Total Purchased Put Options (Cost $1,237,922)	138,000

Shares
REGISTERED INVESTMENT COMPANIES (d) - 5.1%
9,245,643	State Street Navigator Prime Securities Lending Portfolio	9,245,643

	Total Registered Investment Companies (Cost $9,245,643)	9,245,643

CASH EQUIVALENTS - 0.5%
988,802	State Street Institutional Liquid Reserves Fund	988,802

	Total Cash Equivalents (Cost $988,802)	988,802

Total Investments - 105.8% (Cost $151,487,727)		190,345,652

Other Assets & Liabilities, Net - (5.8)%		(10,517,213)

Net Assets - 100.0%		179,828,439

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for written options contracts. The market value of the securities pledged as collateral was $9,245,327.
(c)	Securities (or a portion of securities) on loan. As of June 30, 2016, the market value of securities loaned was $9,340,389. The loaned securities were secured with cash and securities collateral of $9,495,430. Collateral is calculated based on prior day’s prices.
(d)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Written options contracts outstanding as of June 30, 2016 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Powershares QQQ Trust Series 1	$98.00	July 2016	6,000	$(58,800,000)	$574,425	$(42,000)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stock	$9,245,643	$9,245,643

Total Borrowings	$9,245,643	$9,245,643

Gross amount of recognized liabilities for securities lending transactions		$9,245,643

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2016	Highland Small-Cap Equity Fund

Shares		Value ($)
COMMON STOCKS - 98.6%
BANKS - 3.2%
4,900	IBERIABANK Corp.	292,677
11,100	PrivateBancorp, Inc.	488,733
4,600	SVB Financial Group (a)	437,736

		1,219,146

CAPITAL GOODS - 2.3%
28,100	Luxfer Holdings PLC, ADR	338,043
5,400	Teledyne Technologies, Inc. (a)	534,870

		872,913

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
20,000	Resources Connection, Inc. (b)	295,600
23,200	West Corp. (b)	456,112

		751,712

CONSUMER DURABLES & APPAREL - 1.3%
8,600	Deckers Outdoor Corp. (a)(b)	494,672

CONSUMER SERVICES - 9.3%
31,200	ClubCorp Holdings, Inc. (b)	405,600
20,300	K12, Inc. (a)(b)	253,547
52,350	SeaWorld Entertainment, Inc. (b)	750,176
28,300	Sonic Corp. (b)	765,515
116,500	Weight Watchers International, Inc. (a)(b)	1,354,895

		3,529,733

DIVERSIFIED FINANCIALS - 3.6%
55,300	FNFV Group (a)(b)	634,291
14,400	Raymond James Financial, Inc. (b)	709,920

		1,344,211

Shares		Value ($)
COMMON STOCKS (continued)
ENERGY - 10.0%
7,800	Dril-Quip, Inc. (a)(b)	455,754
33,000	Forum Energy Technologies, Inc. (a)(b)	571,230
17,700	Oil States International, Inc. (a)(b)	581,976
46,800	SemGroup Corp., Class A	1,523,808
24,600	SM Energy Co. (b)	664,200

		3,796,968

FOOD & STAPLES RETAILING - 1.5%
18,400	SpartanNash Co.	562,672

HEALTHCARE EQUIPMENT & SERVICES - 10.0%
9,600	Air Methods Corp. (a)(b)	343,968
36,400	K2M Group Holdings, Inc. (a)(b)	564,928
13,300	LHC Group, Inc. (a)	575,624
15,400	MEDNAX, Inc. (a)(b)	1,115,422
24,500	Patterson Cos., Inc. (b)	1,173,305

		3,773,247

MATERIALS - 4.1%
15,200	PolyOne Corp.	535,648
6,000	Quaker Chemical Corp.	535,200
6,600	Sensient Technologies Corp. (b)	468,864

		1,539,712

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 18.5%
38,000	Amicus Therapeutics, Inc. (a)	207,480
11,400	Charles River Laboratories International, Inc. (a)	939,816
42,000	Coherus Biosciences, Inc. (a)(b)	709,380
174,750	Endocyte, Inc. (a)(b)	560,947
20,000	Pacira Pharmaceuticals, Inc. (a)(b)	674,600
19,000	Portola Pharmaceuticals, Inc. (a)(b)	448,400

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Small-Cap Equity Fund

Shares		Value ($)
COMMON STOCKS (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
19,100	PRA Health Sciences, Inc. (a)(b)	797,616
41,280	ProQR Therapeutics NV (a)	199,795
27,600	Relypsa, Inc. (a)(b)	510,600
39,725	Ultragenyx Pharmaceutical, Inc. (a)(b)	1,942,950

		6,991,584

REAL ESTATE - 13.9%
169,712	Independence Realty Trust, Inc., REIT	1,388,244
107,900	Jernigan Capital, Inc., REIT (b)	1,504,126
101,975	Monogram Residential Trust, Inc., REIT	1,041,165
324,789	RAIT Financial Trust, REIT (b)	1,016,589
14,300	RLJ Lodging Trust, REIT (b)	306,735

		5,256,859

RETAILING - 2.5%
29,800	LKQ Corp. (a)	944,660

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
19,800	Semtech Corp. (a)(b)	472,428

SOFTWARE & SERVICES - 6.2%
14,100	CoreLogic, Inc. (a)	542,568
11,700	Cornerstone OnDemand, Inc. (a)	445,302
16,800	SS&C Technologies Holdings, Inc. (b)	471,744
15,200	WebMD Health Corp. (a)(b)	883,272

		2,342,886

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
8,100	Zebra Technologies Corp., Class A (a)(b)	405,810

UTILITIES - 7.8%
67,500	Calpine Corp. (a)(b)	995,625
58,000	NRG Energy, Inc. (b)	869,420
81,200	Talen Energy Corp. (a)(b)	1,100,260

		2,965,305

	Total Common Stocks (Cost $36,941,544)	37,264,518

Shares		Value ($)
MASTER LIMITED PARTNERSHIPS - 21.2%
DIVERSIFIED FINANCIALS - 3.5%
293,500	Fortress Investment Group LLC, Class A	1,297,270

ENERGY - 17.7%
62,450	Boardwalk Pipeline Partners LP	1,089,752
160,500	Energy Transfer Equity LP	2,306,385
16,050	Tesoro Logistics LP	794,957
33,775	Western Gas Equity Partners LP	1,291,894
88,900	Dynagas LNG Partners LP	1,213,485

		6,696,473

	Total Master Limited Partnerships (Cost $4,826,566)	7,993,743

REGISTERED INVESTMENT COMPANIES (c) - 25.3%
9,561,488	State Street Navigator Prime Securities Lending Portfolio	9,561,488

	Total Registered Investment Companies (Cost $9,561,488)	9,561,488

CASH EQUIVALENTS - 1.8%
685,658	State Street Institutional Liquid Reserves Fund	685,658

	Total Cash Equivalents (Cost $685,658)	685,658

Total Investments - 146.9%
(Cost $52,015,256)		55,505,407

Other Assets & Liabilities, Net - (46.9)%		(17,726,685)

Net Assets - 100.0%		37,778,722

(a)	Non-income producing security.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Small-Cap Equity Fund

(b)	Securities (or a portion of securities) on loan. As of June 30, 2016, the market value of securities loaned was $10,081,625. The loaned securities were secured with cash and securities collateral of $10,358,884. Collateral is calculated based on prior day’s prices.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stock	$9,561,488	$9,561,488

Total Borrowings	$9,561,488	$9,561,488

Gross amount of recognized liabilities for securities lending transactions		$9,561,488

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2016	Highland Total Return Fund

Principal Amount ($)		Value ($)
BONDS & NOTES - 5.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
102,254	Federal National Mortgage Assoc. REMIC Series 2012-93, Class SW 5.65%, 09/25/2042 (a)(b)	18,576
7,133	Federal National Mortgage Assoc. STRIPS Series 354, Class 1 0.00%, 12/25/2034 (c)	6,631

	Total Agency Collateralized Mortgage Obligations (Cost $26,836)	25,207

AGENCY MORTGAGE-BACKED SECURITIES - 3.1%
86,164	Federal Home Loan Mortgage Corp. 5.00%, 06/01/2041	97,221
	Federal National Mortgage Assoc.
595,553	3.00%, 02/01/2043 - 06/01/2043 (d)	622,606
274,245	3.50%, 11/01/2042 - 02/01/2043 (d)	292,523
123,474	4.00%, 02/01/2044	133,824
259,322	4.50%, 02/01/2040 - 01/01/2041 (d)	284,284
128,155	5.00%, 06/01/2041	145,632
	Government National Mortgage Assoc.
174,891	3.00%, 04/20/2043 - 06/20/2043 (d)	183,523
181,993	3.50%, 05/20/2043	193,999
214,971	4.00%, 01/20/2041 - 04/20/2043 (d)	231,693
87,590	4.50%, 05/20/2040 - 03/20/2041 (d)	95,529
	Total Agency Mortgage-Backed Securities (Cost $2,195,427)	2,280,834

ASSET-BACKED SECURITIES - 0.0%
2	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A 1.19%, 01/25/2034 (b)	2

	Total Asset-Backed Securities (Cost $2)	2

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES - 1.3%
BANKS - 0.0%
27,000	Bank of America Corp. 2.60%, 01/15/2019	27,645

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
31,000	ACCO Brands Corp. 6.75%, 04/30/2020 (e)	32,976

CONSUMER DURABLES & APPAREL - 0.0%
19,000	Lennar Corp. 4.50%, 11/15/2019	19,886

CONSUMER SERVICES - 0.1%
32,000	MGM Resorts International 5.25%, 03/31/2020	33,760

DIVERSIFIED FINANCIALS - 0.3%
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (f)	153,377
	General Motors Financial Co., Inc.
19,000	3.00%, 09/25/2017	19,287
12,000	3.50%, 07/10/2019	12,426
13,000	Hyundai Capital America 2.13%, 10/02/2017 (f)	13,085

		198,175

ENERGY - 0.1%
	Kinder Morgan, Inc.
14,000	3.05%, 12/01/2019	14,157
42,000	5.63%, 11/15/2023 (f)	45,054

		59,211

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Total Return Fund

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES (continued)
FOOD & STAPLES RETAILING - 0.0%
10,000	Aramark Services, Inc. 5.75%, 03/15/2020	10,306

FOOD, BEVERAGE & TOBACCO - 0.0%
27,000	Constellation Brands, Inc. 7.25%, 09/01/2016	27,179

HEALTHCARE EQUIPMENT & SERVICES - 0.2%
44,000	HCA, Inc. 6.50%, 02/15/2020	48,785
9,000	Medtronic, Inc. 2.50%, 03/15/2020	9,339
	Tenet Healthcare Corp.
50,000	4.75%, 06/01/2020	51,465
30,000	6.00%, 10/01/2020	31,800

		141,389

INSURANCE - 0.0%
21,000	CNA Financial Corp. 5.88%, 08/15/2020	23,692

MEDIA - 0.0%
15,000	Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	15,325

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
26,000	Roche Holdings, Inc. 2.25%, 09/30/2019 (f)	26,767
15,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (f)	12,975

		39,742

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES (continued)
REAL ESTATE - 0.1%
49,000	American Tower Corp., REIT 3.40%, 02/15/2019	51,057
30,000	Iron Mountain, Inc., REIT 6.00%, 08/15/2023	31,725

		82,782

RETAILING - 0.0%
18,000	Glencore Funding LLC 2.50%, 01/15/2019 (f)	17,393

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
16,000	Xilinx, Inc. 2.13%, 03/15/2019	16,215

TELECOMMUNICATION SERVICES - 0.3%
17,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	18,424
505,000	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	183,062

		201,486

UTILITIES - 0.0%
24,000	Dominion Resources, Inc. 1.95%, 08/15/2016 (e)	24,024

	Total Corporate Bonds & Notes (Cost $1,076,592)	971,186

Principal Amount
FOREIGN CORPORATE BONDS & NOTES - 0.5%
BANKS - 0.3%
200,000	Barclays Bank PLC 2.25%, 05/10/2017 (e)(f)	202,222

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Total Return Fund

Principal Amount		Value ($)
BONDS & NOTES (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
CAPITAL GOODS - 0.1%
	Bombardier, Inc.
61,000	7.75%, 03/15/2020 (f)	60,237
18,000	4.75%, 04/15/2019 (f)	17,280

		77,517

MEDIA - 0.0%
27,000	Cogeco Communications, Inc. 4.88%, 05/01/2020 (f)	27,675

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
23,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (e)(f)	22,368

UTILITIES - 0.1%
64,000	Electricite de France SA 2.15%, 01/22/2019 (e)(f)	65,339

	Total Foreign Corporate Bonds & Notes (Cost $394,876)	395,121

Principal Amount ($)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 0.6%
55,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (b)	54,446
30,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (b)	31,364
51,252	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18, Class A4 5.44%, 06/12/2047	52,037
60,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class C 5.05%, 01/15/2047 (b)	63,265

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
	LB-UBS Commercial Mortgage Trust
40,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (f)	41,196
35,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (b)	36,107
55,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (b)	55,052
30,000	Morgan Stanley Capital I Trust Series 2007-IQ16, Class AMA 6.25%, 12/12/2049 (b)	31,337
40,000	WF-RBS Commercial Mortgage Trust Series 2014-LC14, Class AS 4.35%, 03/15/2047 (b)	44,687

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $424,988)	409,491

	Total Bonds & Notes (Cost $4,118,721)	4,081,841

Shares
DOMESTIC EQUITY - 52.5%
COMMON STOCKS - 51.5%
CONSUMER DURABLES & APPAREL - 1.2%
110,469	UCP, Inc., Class A (e)(g)	885,961

CONSUMER SERVICES - 2.4%
46,500	Jamba, Inc. (e)(g)	478,485
14,680	Wynn Resorts, Ltd. (e)	1,330,595

		1,809,080

DIVERSIFIED FINANCIALS - 13.3%
18,260	Bank of New York Mellon Corp. (The)	709,401
10,630	Berkshire Hathaway, Inc., Class B (e)(g)	1,539,118
42,950	Leucadia National Corp. (e)	744,323
28,801	Oaktree Capital Group LLC	1,289,133

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Total Return Fund

Shares		Value ($)
DOMESTIC EQUITY (continued)
COMMON STOCKS (continued)
DIVERSIFIED FINANCIALS (continued)
593,222	PICO Holdings, Inc. (e)(g)	5,611,880

		9,893,855

MEDIA - 10.0%
67,097	DreamWorks Animation SKG, Inc., Class A (g)	2,742,254
22,850	Liberty Braves Group, Class A (e)(g)	343,664
18,469	Liberty Braves Group, Class C (e)(g)(h)	270,756
108,270	Live Nation Entertainment, Inc. (e)(g)	2,544,345
56,360	Twenty-First Century Fox, Inc., Class B	1,535,810

		7,436,829

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
2,166	ACADIA Pharmaceuticals, Inc. (e)(g)	70,308
2,505	Akorn, Inc. (e)(g)	71,355
2,790	Alder Biopharmaceuticals, Inc. (e)(g)	69,666
571	Alexion Pharmaceuticals, Inc. (e)(g)	66,670
8,825	Biogen, Inc. (g)	2,134,061
6,550	BioMarin Pharmaceutical, Inc. (e)(g)	509,590
2,505	Dermira, Inc. (e)(g)	73,271
17,720	Gilead Sciences, Inc.	1,478,202
4,076	Heron Therapeutics, Inc. (e)(g)	73,572
962	Incyte Corp. (e)(g)	76,941
2,775	Ionis Pharmaceuticals, Inc. (e)(g)	64,630
1,245	Medivation, Inc. (e)(g)	75,074
1,667	Neurocrine Biosciences, Inc. (g)	75,765
44,191	Pfizer, Inc.	1,555,965
3,082	Portola Pharmaceuticals, Inc. (e)(g)	72,735
2,147	Radius Health, Inc. (e)(g)	78,902
4,695	Relypsa, Inc. (e)(g)	86,858

Shares		Value ($)
DOMESTIC EQUITY (continued)
COMMON STOCKS (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
4,860	Revance Therapeutics, Inc. (e)(g)	66,096
1,311	Ultragenyx Pharmaceutical, Inc. (e)(g)	64,121
878	Vertex Pharmaceuticals, Inc. (g)	75,526

		6,839,308

REAL ESTATE INVESTMENT TRUST - 4.1%
19,580	Alexander & Baldwin, Inc. (e)	707,621
45,950	Gramercy Property Trust	423,659
84,256	Great Ajax Corp., REIT (e)	1,168,631
76,600	VEREIT, Inc., REIT (e)	776,724

		3,076,635

RETAILING - 3.2%
93,515	FTD Cos., Inc. (e)(g)	2,334,135

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
13,584	QUALCOMM, Inc.	727,695

SOFTWARE & SERVICES - 3.0%
581	Alphabet, Inc., Class A (g)	408,751
2,623	Alphabet, Inc., Class C (g)(h)	1,815,378

		2,224,129

TELECOMMUNICATION SERVICES - 4.1%
59,585	Level 3 Communications, Inc. (g)	3,068,032

	Total Common Stocks (Cost $37,905,272)	38,295,659

PREFERRED STOCKS - 1.0%
DIVERSIFIED FINANCIALS - 0.2%
150	Wells Fargo & Co., Series L	194,880

REAL ESTATE - 0.8%
10,000	American Homes 4 Rent, Series E (h)	250,900
6,200	CBL & Associates Properties, Inc., Series D (e)	154,566
100	Gramercy Property Trust, Series A	2,665
1,387	Kimco Realty Corp., Series I	36,034

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Total Return Fund

Shares		Value ($)
DOMESTIC EQUITY (continued)
PREFERRED STOCKS (continued)
REAL ESTATE (continued)
5,001	Pebblebrook Hotel Trust, Series B	126,725

		570,890

	Total Preferred Stocks (Cost $743,766)	765,770

	Total Domestic Equity (Cost $38,649,038)	39,061,429

FOREIGN EQUITY - 22.0%
COMMON STOCKS - 21.3%
CAPITAL GOODS - 1.8%
1,650	FANUC Corp.	270,177
39,100	FANUC Corp., ADR	1,054,918

		1,325,095

FOOD, BEVERAGE & TOBACCO - 3.5%
8,093	Diageo PLC	227,026
14,105	Diageo PLC, ADR	1,592,172
7,250	Pernod Ricard SA (e)	803,561

		2,622,759

MEDIA - 4.5%
25,250	Liberty Global PLC, Class A (e)(g)(h)	733,765
268	Liberty Global PLC LiLAC, Class A (g)	8,654
130,899	Lions Gate Entertainment Corp. (e)	2,648,086

		3,390,505

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.5%
14,670	Allergan PLC (e)(g)	3,390,090
19,100	Bayer AG ADR	1,922,415
11,819	Foamix Pharmaceuticals, Ltd. (e)(g)	75,051
865	GW Pharmaceuticals PLC ADR (e)(g)	79,208
13,500	Mylan NV (e)(g)	583,740
49,486	Teva Pharmaceutical Industries, Ltd., ADR	2,485,682

		8,536,186

	Total Common Stocks (Cost $17,230,786)	15,874,545

Shares		Value ($)
FOREIGN EQUITY (continued)
PREFERRED STOCKS - 0.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
660	Teva Pharmaceutical Industries, Ltd.	545,820

	Total Preferred Stocks (Cost $597,825)	545,820

	Total Foreign Equity (Cost $17,828,611)	16,420,365

REGISTERED INVESTMENT COMPANIES - 26.5%
85,572	Ares Dynamic Credit Allocation Fund, Inc.	1,176,615
51,473	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	1,250,794
241	Diversified Real Asset Income Fund	3,989
20,000	Nuveen Global Equity Income Fund	233,400
290	Nuveen Global High Income Fund	4,173
101,613	PIMCO Corporate & Income Opportunity Fund	1,431,727
31,200	RiverNorth Opportunities Fund, Inc.	591,864
16,744	Special Opportunities Fund, Inc.	230,230
14,796,032	State Street Navigator Prime Securities Lending Portfolio (i)	14,796,032

	Total Registered Investment Companies (Cost $19,662,120)	19,718,824

CASH EQUIVALENTS - 13.7%
10,223,196	State Street Institutional Liquid Reserves Fund	10,223,196

	Total Cash Equivalents (Cost $10,223,196)	10,223,196

Total Investments - 120.2%
(Cost $90,481,686)		89,505,655

Other Assets & Liabilities, Net - (20.2)%		(15,066,337)

Net Assets - 100.0%		74,439,318

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Total Return Fund

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2016.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Securities (or a portion of securities) on loan. As of June 30, 2016, the market value of securities loaned was $15,346,942. The loaned securities were secured with cash and securities collateral of $15,744,352. Collateral is calculated based on prior day’s prices.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2016, these securities amounted to $704,968 or 0.9% of net assets.
(g)	Non-income producing security.
(h)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(i)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund invested in the following countries as of June 30, 2016:

Country	Percentage (based on Total Investments)*
United States	88.6%
Israel	3.5%
United Kingdom	3.2%
Germany	2.1%
Japan	1.5%
France	1.0%
Canada	0.1%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Pharmaceuticals, Biotechnology & Life Sciences	7.6%	10.2%	17.8%
Media	8.3%	3.8%	12.1%
Diversified Financials	11.3%	0.0%	11.3%
Real Estate Investment Trust	3.5%	0.0%	3.5%
Telecommunication Services	3.4%	0.0%	3.4%
Food, Beverage & Tobacco	0.0%	2.9%	2.9%
Retailing	2.6%	0.0%	2.6%
Software & Services	2.5%	0.0%	2.5%
Consumer Services	2.0%	0.0%	2.0%
Capital Goods	0.0%	1.5%	1.5%
Consumer Durables & Apparel	1.0%	0.0%	1.0%
Semiconductors & Semiconductor Equipment	0.8%	0.0%	0.8%
Real Estate	0.6%	0.0%	0.6%

			62.0%

Sector	Percentage (based on Total Investments)
Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	1.1%
Non-Agency Collateralized Mortgage-Backed Securities	0.5%
Foreign Corporate Bonds & Notes	0.5%
Agency Collateralized Mortgage Obligations	0.0%
Asset-Backed Securities	0.0%

4.6%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Total Return Fund

Other Instruments	Percentage (based on Total Investments)
Registered Investment Companies	22.0%
Cash Equivalents	11.4%

33.4%

100.0%

Certain Transfers Accounted For as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$322,092	$322,093
Common Stock	14,473,940	14,473,940

Total Borrowings	$14,796,032	$14,796,032

Gross amount of recognized liabilities for securities lending transactions		$14,796,032

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2016	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
MUNICIPAL BONDS & NOTES - 76.3%
ALASKA - 2.1%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	594,145

ARIZONA - 1.9%
475,000	Arizona Sports & Tourism Authority 5.00%, 07/01/2025	555,893

CALIFORNIA - 9.4%
500,000	California Statewide Communities Development Authority 5.00%, 05/15/2032	614,000
500,000	Los Angeles County Public Works Financing Authority 5.00%, 12/01/2027	642,315
435,000	Oxnard Financing Authority Insured: AGM 5.00%, 06/01/2028	537,830
18,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	19,789
250,000	State of California 5.25%, 04/01/2035	304,100
	State of California Department of Water Resources
495,000	5.00%, 12/01/2021	600,331
5,000	5.00%, 12/01/2021	6,040

		2,724,405

COLORADO - 2.1%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	612,220

Principal Amount ($)		Value ($)
MUNICIPAL BONDS & NOTES (continued)
CONNECTICUT - 5.1%
500,000	State of Connecticut 5.00%, 01/01/2022	587,285
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	309,782
500,000	Town of Fairfield, CT 5.00%, 01/01/2021	590,175

		1,487,242

DISTRICT OF COLUMBIA - 2.0%
500,000	District of Columbia 5.00%, 04/01/2030 (a)	577,970

FLORIDA - 2.5%
350,000	City of Lakeland, FL 5.00%, 11/15/2033	419,709
250,000	City of Tampa, FL 5.00%, 10/01/2027	297,788

		717,497

GEORGIA - 6.5%
500,000	City of Atlanta Department of Aviation 5.00%, 01/01/2033	605,355
500,000	City of Atlanta, GA Water & Wastewater Insured: AGM 5.75%, 11/01/2030	732,445
500,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	554,660

		1,892,460

HAWAII - 2.0%
500,000	State of Hawaii Airports System 5.25%, 07/01/2024	584,115

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
MUNICIPAL BONDS & NOTES (continued)
ILLINOIS - 7.1%
500,000	Carol Stream Park District Insured: BAM 5.00%, 01/01/2032	603,105
500,000	City of Chicago, IL Motor Fuel Tax Insured: AGM 5.00%, 01/01/2031	570,560
460,000	Illinois Financing Authority 5.00%, 11/15/2027	529,833
315,000	Illinois State University Insured: AGM 4.00%, 04/01/2027	346,443

		2,049,941

INDIANA - 1.9%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	559,045

KENTUCKY - 4.0%
500,000	Kentucky Municipal Power Agency Insured: NATL-RE 5.00%, 09/01/2024	610,630
	Kentucky State Property & Building Commission
55,000	Insured: AGC 5.25%, 02/01/2027	60,663
445,000	Insured: AGC 5.25%, 02/01/2027	496,349

		1,167,642

MAINE - 1.7%
	Maine Health & Higher Educational Facilities Authority
15,000	Insured: ST RES FD GTY 5.25%, 07/01/2021	17,421
410,000	Insured: ST RES FD GTY 5.25%, 07/01/2021	476,355

		493,776

Principal Amount ($)		Value ($)
MUNICIPAL BONDS & NOTES (continued)
MASSACHUSETTS - 3.7%
400,000	Massachusetts Health & Educational Facs. Authority 5.13%, 07/01/2035	439,760
500,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	621,510

		1,061,270

MISSOURI - 2.0%
500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	577,610

NEW JERSEY - 4.1%
35,000	Atlantic County Improvement Authority Insured: NATL-RE 7.40%, 07/01/2016	35,000
500,000	New Jersey Economic Development Authority Insured: AGM 5.00%, 06/15/2029	579,760
500,000	New Jersey Educational Facilities Authority 5.00%, 06/15/2026	555,260

		1,170,020

NEW YORK - 2.2%
90,000	New York State Dormitory Authority 7.38%, 07/01/2016	90,000
500,000	New York State Urban Development Corp. 5.50%, 01/01/2019	558,520

		648,520

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
MUNICIPAL BONDS & NOTES (continued)
NORTH CAROLINA - 2.0%
500,000	City of Charlotte, NC 5.00%, 06/01/2023	578,860

OHIO - 2.0%
500,000	City of Cleveland, OH Airport System 5.00%, 01/01/2031	577,290

PENNSYLVANIA - 4.7%
155,000	City of Philadelphia, PA Gas Works Insured: NATL-RE 7.00%, 05/15/2020	176,365
480,000	Pennsylvania State Higher Educational Facilities Authority 5.00%, 09/01/2029	587,472
500,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2032	580,335

		1,344,172

SOUTH CAROLINA - 1.9%
500,000	Georgetown County School District, SC Insured: SCSDE 5.00%, 03/01/2018	535,610

TENNESSEE - 2.2%
50,000	County of Knox, TN 5.00%, 06/01/2025	64,067
500,000	County of Shelby, TN 5.00%, 03/01/2021	574,275

		638,342

TEXAS - 3.2%
500,000	Central Texas Turnpike System 5.00%, 08/15/2031	600,560
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	310,197

		910,757

	Total Municipal Bonds & Notes (Cost $20,276,478)	22,058,802

Shares		Value ($)
CASH EQUIVALENTS - 22.8%
6,589,504	State Street Institutional Liquid Reserves Fund	6,589,504

	Total Cash Equivalents (Cost $6,589,504)	6,589,504

Total Investments - 99.1%
(Cost $26,865,982)		28,648,306

Other Assets & Liabilities, Net - 0.9%		252,268

Net Assets - 100.0%		28,900,574

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2016.

Glossary:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual
NATL-RE	National Public Finance Guarantee Corp.
SCSDE	South Carolina School State Department of Education
ST RES FD GTY	State Resource Fund Guaranty

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES - 76.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION - 0.1%
156,610	Federal National Mortgage Assoc. REMIC Series 2010-16, Class PA 4.50%, 02/25/2040	170,121

	Total Agency Collateralized Mortgage Obligations (Cost $160,838)	170,121

AGENCY MORTGAGE-BACKED SECURITIES - 15.7%
	Federal Home Loan Mortgage Corp.
1,641,063	4.00%, 05/01/2044	1,786,186
272,479	5.00%, 06/01/2041	307,445
	Federal National Mortgage Assoc.
4,611,796	3.00%, 02/01/2043 - 06/01/2043 (a)	4,822,040
2,025,401	3.50%, 11/01/2042 - 02/01/2043 (a)	2,161,408
2,506,361	4.00%, 01/01/2041 - 03/01/2044 (a)	2,719,275
3,713,918	4.50%, 10/01/2039 - 04/01/2041 (a)	4,072,234
405,266	5.00%, 06/01/2041	460,535
	Government National Mortgage Assoc.
2,042,796	3.50%, 05/20/2043	2,177,555
2,180,605	4.00%, 01/20/2041 - 04/20/2043 (a)	2,350,583

	Total Agency Mortgage-Backed Securities (Cost $20,169,590)	20,857,261

ASSET-BACKED SECURITIES - 2.1%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (b)	332,843
459,767	California Republic Auto Receivables Trust Series 2013-2, Class A2 1.23%, 03/15/2019	459,864

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
ASSET-BACKED SECURITIES (continued)
	Capital Auto Receivables Asset Trust
500,000	Series 2013-1, Class C 1.74%, 10/22/2018	500,820
500,000	Series 2014-1, Class D 3.39%, 07/22/2019	511,889
500,000	CPS Auto Receivables Trust Series 2013-C, Class B 3.00%, 08/15/2019 (b)	502,717
500,000	Santander Drive Auto Receivables Trust Series 2012-5, Class D 3.30%, 09/17/2018	505,514

	Total Asset-Backed Securities (Cost $2,814,025)	2,813,647

CORPORATE BONDS & NOTES - 35.4%
AUTOMOBILES & COMPONENTS - 0.1%
147,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	153,064

BANKS - 3.1%
	Bank of America Corp.
495,000	2.00%, 01/11/2018	498,350
128,000	4.10%, 07/24/2023	137,341
	Bank of America Corp., MTN
380,000	2.37%, 09/28/2020 (c)	378,026
311,000	4.00%, 04/01/2024	332,482
162,000	4.13%, 01/22/2024	174,528
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	509,095
750,000	Mellon Capital IV 4.00%, 08/01/2016 (c)(d)(e)	603,750
250,000	People’s United Bank NA 4.00%, 07/15/2024	255,608
884,000	Wells Fargo & Co. 5.90%, 06/15/2024 (c)(e)	910,520
230,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026	246,312

		4,046,012

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES (continued)
CAPITAL GOODS - 1.2%
750,000	Ares Capital Corp. 4.88%, 11/30/2018	785,167
96,000	Cargill, Inc. 6.00%, 11/27/2017 (b)	102,426
213,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (b)	199,155
228,000	Eaton Corp. 2.75%, 11/02/2022	234,078
206,000	Illinois Tool Works, Inc. 3.50%, 03/01/2024	225,437

		1,546,263

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
112,000	Catholic Health Initiatives 2.95%, 11/01/2022	114,716
747,000	Pitney Bowes, Inc. 4.63%, 03/15/2024 (d)	789,474

		904,190

CONSUMER DURABLES & APPAREL - 0.6%
500,000	Lennar Corp. 4.75%, 12/15/2017	511,250
307,000	Mattel, Inc. 2.35%, 05/06/2019	312,063

		823,313

DIVERSIFIED FINANCIALS - 10.5%
750,000	Ally Financial, Inc. 2.75%, 01/30/2017	754,564
500,000	American Express Co. 4.90%, 03/15/2020 (c)(e)	478,750
395,000	American Express Credit Corp., MTN 1.13%, 06/05/2017	395,000
750,000	Block Financial LLC 4.13%, 10/01/2020	773,287
	Citigroup, Inc.
217,000	1.75%, 05/01/2018 (d)	218,051
202,000	5.50%, 09/13/2025	226,844
750,000	5.88%, 03/27/2020 (c)(e)	720,937

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
150,000	CNH Industrial Capital LLC 3.38%, 07/15/2019 (d)	147,375
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (b)	153,377
200,000	Ford Motor Credit Co. LLC 5.88%, 08/02/2021	229,637
750,000	General Electric Capital Corp., MTN 0.93%, 05/13/2024 (c)	707,116
750,000	General Motors Financial Co., Inc. 1.99%, 04/10/2018 (c)	752,655
	Goldman Sachs Group, Inc. (The)
267,000	2.38%, 01/22/2018	270,691
311,000	2.63%, 01/31/2019	318,496
104,000	2.90%, 07/19/2018	106,774
247,000	4.00%, 03/03/2024	264,497
516,000	Goldman Sachs Group, Inc. (The), MTN 2.07%, 08/26/2020 (c)	515,920
219,000	Hyundai Capital America 2.13%, 10/02/2017 (b)	220,431
500,000	International Lease Finance Corp. 5.88%, 08/15/2022	543,125
	JPMorgan Chase & Co.
496,000	5.00%, 07/01/2019 (c)(e)	474,920
500,000	7.90%, 04/30/2018 (c)(e)	510,625
500,000	Lazard Group LLC 4.25%, 11/14/2020	532,734
	Morgan Stanley
208,000	2.13%, 04/25/2018	210,270
224,000	4.88%, 11/01/2022	245,628
133,000	5.00%, 11/24/2025	145,883

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
500,000	Morgan Stanley & Co., LLC 2.85%, 02/11/2020 (c)	513,750
	Morgan Stanley, MTN
500,000	1.88%, 01/16/2020 (c)	498,885
500,000	3.00%, 02/21/2020 (c)(f)	495,000
237,000	4.10%, 05/22/2023	246,104
750,000	Stifel Financial Corp. 3.50%, 12/01/2020	760,969
1,000,000	UBS AG 5.13%, 05/15/2024	1,021,164
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (b)(d)	499,770

		13,953,229

ENERGY - 2.3%
90,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	101,226
500,000	Chesapeake Energy Corp. 3.88%, 04/15/2019 (c)	378,750
98,000	Continental Resources, Inc. 4.90%, 06/01/2044	81,340
500,000	Devon Energy Corp. 1.19%, 12/15/2016 (c)	496,929
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	272,824
73,000	Freeport-McMoran Oil & Gas LLC 6.50%, 11/15/2020	73,520
65,000	Kerr-McGee Corp. 6.95%, 07/01/2024	75,272
	Kinder Morgan Energy Partners LP
181,000	3.50%, 09/01/2023	177,089
205,000	4.30%, 05/01/2024	207,093
514,000	Linn Energy LLC (g)	88,665
96,000	Newfield Exploration Co. 5.75%, 01/30/2022	97,680

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
146,000	Rowan Cos., Inc. 4.75%, 01/15/2024	118,804
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	121,800
214,000	Unit Corp. 6.63%, 05/15/2021	166,385
	Williams Cos., Inc. (The)
197,000	4.55%, 06/24/2024	181,929
99,000	5.75%, 06/24/2044	84,893
317,000	Williams Partners LP 5.25%, 03/15/2020	326,423

		3,050,622

FOOD & STAPLES RETAILING - 0.2%
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	283,185

FOOD, BEVERAGE & TOBACCO - 0.8%
	Altria Group, Inc.
108,000	2.95%, 05/02/2023	113,367
108,000	4.50%, 05/02/2043	122,401
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	202,737
210,000	Constellation Brands, Inc. 7.25%, 09/01/2016	211,395
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	149,332
112,000	JBS USA LLC 5.88%, 07/15/2024 (b)	109,060
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	119,551

		1,027,843

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES (continued)
HEALTHCARE EQUIPMENT & SERVICES - 0.6%
207,000	Anthem, Inc. 3.30%, 01/15/2023	214,129
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	401,707
114,000	HCA, Inc. 6.50%, 02/15/2020	126,397

		742,233

INSURANCE - 1.5%
119,000	Allstate Corp. (The) 5.75%, 08/15/2053 (c)	122,258
167,000	American International Group, Inc. 3.38%, 08/15/2020	175,380
750,000	Assured Guaranty US Holdings, Inc. 5.00%, 07/01/2024 (d)	815,999
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	256,593
253,000	Five Corners Funding Trust 4.42%, 11/15/2023 (b)	273,477
	Genworth Holdings, Inc.
103,000	4.80%, 02/15/2024	77,507
101,000	7.70%, 06/15/2020	90,395
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (b)	235,108

		2,046,717

MATERIALS - 0.3%
257,000	Hexion, Inc. 6.63%, 04/15/2020	216,214
208,000	Huntsman International LLC 4.88%, 11/15/2020 (d)	210,080

		426,294

MEDIA - 1.3%
205,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (b)	196,287
103,000	Comcast Corp. 4.75%, 03/01/2044	120,394

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES (continued)
MEDIA (continued)
75,000	iHeartCommunications, Inc. 10.00%, 01/15/2018	39,000
238,000	Omnicom Group, Inc. 3.63%, 05/01/2022	253,208
	Time Warner Cable, Inc.
750,000	5.85%, 05/01/2017	776,538
189,000	5.88%, 11/15/2040	206,501
168,000	Time Warner, Inc. 5.35%, 12/15/2043	193,197

		1,785,125

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
	AbbVie, Inc.
203,000	1.75%, 11/06/2017	204,266
143,000	2.00%, 11/06/2018	144,542
205,000	Celgene Corp. 3.63%, 05/15/2024	213,853
187,000	Endo Finance LLC & Endo Finco, Inc. 5.88%, 01/15/2023 (b)	163,158
209,000	Gilead Sciences, Inc. 3.70%, 04/01/2024	226,542
97,000	Mylan, Inc. 5.40%, 11/29/2043	103,479
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	184,875
124,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (b)	107,260

		1,347,975

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES (continued)
REAL ESTATE - 3.2%
148,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	156,527
220,000	American Tower Corp., REIT 3.40%, 02/15/2019	229,236
750,000	CBRE Services, Inc. 5.00%, 03/15/2023	777,266
	Corporate Office Properties LP, REIT
139,000	3.60%, 05/15/2023	135,329
750,000	5.25%, 02/15/2024 (d)	802,039
750,000	EPR Properties, REIT 5.75%, 08/15/2022	815,515
610,000	Hospitality Properties Trust, REIT 4.50%, 06/15/2023	624,126
164,000	National Retail Properties, Inc., REIT 3.90%, 06/15/2024	173,193
500,000	Potlatch Corp., REIT 7.50%, 11/01/2019	550,000

		4,263,231

RETAILING - 1.3%
	Bed Bath & Beyond, Inc.
98,000	3.75%, 08/01/2024 (d)	100,071
29,000	4.92%, 08/01/2034	27,017
750,000	Coach, Inc. 4.25%, 04/01/2025	767,218
	Glencore Funding LLC
311,000	2.50%, 01/15/2019 (b)	300,504
157,000	4.13%, 05/30/2023 (b)	144,652
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	133,357
227,000	Target Corp. 3.50%, 07/01/2024	251,795

		1,724,614

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	106,414

SOFTWARE & SERVICES - 1.0%
750,000	eBay, Inc. 2.20%, 08/01/2019	761,969
310,000	International Business Machines Corp. 3.63%, 02/12/2024	338,395
154,000	Oracle Corp. 3.63%, 07/15/2023	168,859

		1,269,223

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
308,000	Apple, Inc. 2.85%, 05/06/2021	325,515
520,000	HP, Inc. 2.75%, 01/14/2019 (d)	527,764
750,000	Lexmark International, Inc. 5.13%, 03/15/2020 (d)	782,384
500,000	Motorola Solutions, Inc. 3.50%, 03/01/2023	483,394
230,000	Seagate HDD Cayman 4.75%, 01/01/2025	182,131
750,000	Xerox Corp. 2.95%, 03/15/2017	756,625

		3,057,813

TELECOMMUNICATION SERVICES - 1.9%
	AT&T, Inc.
262,000	2.38%, 11/27/2018	267,536
156,000	4.45%, 04/01/2024	171,658
336,000	5.15%, 03/15/2042	363,859

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES (continued)
TELECOMMUNICATION SERVICES (continued)
96,000	Frontier Communications Corp. 7.13%, 03/15/2019	102,000
283,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	306,701
	L-3 Communications Corp.
139,000	1.50%, 05/28/2017	139,153
154,000	3.95%, 05/28/2024	162,297
119,000	Sprint Corp. 7.25%, 09/15/2021	102,043
	Verizon Communications, Inc.
494,000	1.35%, 06/09/2017	495,436
216,000	5.15%, 09/15/2023	251,944
215,000	Windstream Services LLC 6.38%, 08/01/2023	181,675

		2,544,302

TRANSPORTATION - 0.2%
246,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	250,342

UTILITIES - 1.2%
103,000	CMS Energy Corp. 4.88%, 03/01/2044	118,554
146,000	Duke Energy Corp. 3.75%, 04/15/2024	157,031
215,000	Eversource Energy 1.45%, 05/01/2018 (d)	215,392
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	122,095
142,000	PacifiCorp 6.25%, 10/15/2037	196,499
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044	141,532
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	331,398

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
CORPORATE BONDS & NOTES (continued)
UTILITIES (continued)
259,000	Southern Co. (The) 2.45%, 09/01/2018	265,369

		1,547,870

	Total Corporate Bonds & Notes (Cost $46,679,350)	46,899,874

FOREIGN CORPORATE BONDS & NOTES - 6.9%
BANKS - 1.7%
500,000	Bank of Nova Scotia (The), MTN 0.92%, 08/28/2019 (c)	508,159
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (b)	203,706
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (b)	183,392
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (b)	402,031
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (b)	253,978
441,000	Royal Bank of Canada 1.20%, 09/19/2017 (d)	442,036
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (b)	246,079

		2,239,381

CAPITAL GOODS - 0.7%
200,000	Ardagh Packaging Finance PLC 3.65%, 12/15/2019 (b)(c)	201,250
750,000	BlackRock Capital Investment Corp. 5.50%, 02/15/2018	765,469

		966,719

DIVERSIFIED FINANCIALS - 0.6%
304,000	Invesco Finance PLC 3.13%, 11/30/2022	317,508

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
500,000	Prospect Capital Corp. 5.50%, 08/15/2016	501,250

		818,758

ENERGY - 1.7%
	BP Capital Markets PLC
207,000	3.81%, 02/10/2024 (d)	221,982
108,000	1.38%, 05/10/2018	108,189
205,000	CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/2024	217,757
138,000	Nexen, Inc. 6.40%, 05/15/2037	172,001
	Petrobras Global Finance BV
493,000	2.77%, 01/15/2019 (c)	446,658
201,000	5.38%, 01/27/2021	184,608
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	95,855
325,000	Shell International Finance BV 3.40%, 08/12/2023	345,728
	Statoil ASA
319,000	3.70%, 03/01/2024 (d)	344,917
106,000	4.80%, 11/08/2043	123,838
95,000	Weatherford International, Ltd. 5.95%, 04/15/2042	67,925

		2,329,458

FOOD, BEVERAGE & TOBACCO - 0.2%
217,000	Diageo Capital PLC 1.13%, 04/29/2018	217,268

INSURANCE - 0.1%
100,000	XLIT, Ltd. 5.25%, 12/15/2043	108,913

MATERIALS - 0.5%
205,000	Agrium, Inc. 4.90%, 06/01/2043	213,247

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
MATERIALS (continued)
103,000	Kinross Gold Corp. 5.95%, 03/15/2024	102,228
	Teck Resources, Ltd.
192,000	3.75%, 02/01/2023	146,640
109,000	5.40%, 02/01/2043	71,940
157,000	Yamana Gold, Inc. 4.95%, 07/15/2024	154,709

		688,764

MEDIA - 0.2%
208,000	Cogeco Communications, Inc. 4.88%, 05/01/2020 (b)	213,200

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
	Actavis Funding SCS
237,000	1.30%, 06/15/2017	236,651
197,000	3.85%, 06/15/2024	206,501
99,000	4.85%, 06/15/2044	104,663
213,000	Perrigo Co. PLC 2.30%, 11/08/2018	214,956
151,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (b)(d)	146,848

		909,619

SOFTWARE & SERVICES - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019 (b)	113,144

TELECOMMUNICATION SERVICES - 0.4%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	327,429

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
TELECOMMUNICATION SERVICES (continued)
200,000	Telecom Italia SpA 5.30%, 05/30/2024 (b)	200,250

		527,679

	Total Foreign Corporate Bonds & Notes (Cost $9,144,802)	9,132,903

MUNICIPAL BONDS & NOTES - 4.1%
635,000	Comstock Park Public Schools Insured: Q-SBLF 6.30%, 05/01/2026	758,514
	Industry Public Facilities Authority of California Insured: AGM
750,000	5.04%, 01/01/2027	798,367
750,000	5.75%, 01/01/2024	760,418
720,000	New York State Dormitory Authority 5.00%, 01/01/2024	732,938
850,000	Pennsylvania Turnpike Commission 7.47%, 06/01/2025	980,806
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	365,306
300,000	San Francisco City & County Redevelopment Agency 8.26%, 08/01/2029	400,974
470,000	Stanton Redevelopment Agency 8.63%, 12/01/2025	594,762

	Total Municipal Bonds & Notes (Cost $5,157,957)	5,392,085

NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 3.2%
	Banc of America Commercial Mortgage Trust
465,000	Series 2007-1, Class AMFX 5.48%, 01/15/2049 (c)	460,316
206,710	Series 2006-4, Class AM 5.68%, 07/10/2046	206,513
230,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (c)	240,460

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
	Commercial Mortgage Pass-Through Certificates
120,000	Series 2014-CR14, Class AM 4.53%, 02/10/2047 (c)	135,633
100,000	Series 2013-LC13, Class AM 4.56%, 08/10/2046 (b)(c)	112,746
	GS Mortgage Securities Trust
13,478	Series 2011-GC5, Class A2 3.00%, 08/10/2044	13,479
205,000	Series 2014, Class C 3.79%, 01/10/2031 (b)	208,522
105,000	Series 2014-GC20, Class AS 4.26%, 04/10/2047	115,153
	JP Morgan Chase Commercial Mortgage Securities Trust
100,000	Series 2006-LDP8, Class AM 5.44%, 05/15/2045	100,050
187,926	Series 2007-CB18, Class A4 5.44%, 06/12/2047	190,802
	JPMBB Commercial Mortgage Securities Trust
100,000	Series 2014-C18, Class C 4.97%, 02/15/2047 (c)	103,859
153,000	Series 2013-C17, Class C 5.05%, 01/15/2047 (c)	161,326
	LB-UBS Commercial Mortgage Trust
250,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (b)	257,476
220,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (c)	226,957
300,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (c)	300,286
	Morgan Stanley Bank of America Merrill Lynch Trust
210,000	Series 2013-C10, Class AS 4.22%, 07/15/2046 (c)	232,251
191,000	Series 2013-C10, Class C 4.22%, 07/15/2046 (c)	198,160

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
	Morgan Stanley Capital I Trust
100,000	Series 2012-C4, Class B 5.21%, 03/15/2045 (b)(c)	111,931
75,750	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (c)	75,720
230,000	Series 2007-IQ16, Class AMA 6.25%, 12/12/2049 (c)	240,248
	WF-RBS Commercial Mortgage Trust
115,000	Series 2013-C17, Class AS 4.26%, 12/15/2046	128,139
263,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (c)	293,816
140,000	Series 2014-C19, Class B 4.72%, 03/15/2047 (c)	155,910

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $4,316,454)	4,269,753

SOVEREIGN BONDS - 0.7%
200,000	Brazilian Government International Bond 4.25%, 01/07/2025 (d)	196,750
226,000	Chile Government International Bond 3.63%, 10/30/2042 (d)	230,520
200,000	Colombia Government International Bond 2.63%, 03/15/2023	193,800
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	226,800
133,000	Turkey Government International Bond 3.25%, 03/23/2023	129,178

	Total Sovereign Bonds (Cost $960,557)	977,048

U.S. GOVERNMENT AGENCIES - 8.3%
2,000,000	Federal Farm Credit Bank 2.10%, 05/11/2022	2,000,324
2,000,000	Federal Home Loan Bank 1.00%, 10/28/2022 (h)	2,000,442

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
U.S. GOVERNMENT AGENCIES (continued)
	Federal Home Loan Mortgage Corp., MTN
1,000,000	1.00%, 05/25/2021 (h)	1,000,262
996,000	1.00%, 06/09/2021 (h)	996,146
1,000,000	1.00%, 06/30/2021 (h)	999,570
2,000,000	1.25%, 10/29/2020 (h)	2,000,568
2,000,000	Federal National Mortgage Assoc. 1.38%, 10/29/2020 (h)	2,000,622

	Total U.S. Government Agencies (Cost $10,984,276)	10,997,934

	Total Bonds & Notes (Cost $100,387,849)	101,510,626

Shares
DOMESTIC EQUITY - 4.6%
COMMON STOCKS - 1.9%
REAL ESTATE INVESTMENT TRUST - 1.9%
95,000	Gramercy Property Trust	875,900
158,000	VEREIT, Inc., REIT (d)	1,602,120

	Total Common Stocks (Cost $2,562,886)	2,478,020

PREFERRED STOCKS - 2.7%
BANKS - 2.5%
30,000	Countrywide Capital V	782,700
22,109	First Republic Bank (d)(e)	624,579
39,748	First Republic Bank, Series A (e)	1,035,435
28,000	GMAC Capital Trust I, Series 2	694,960
6,572	Wells Fargo & Co. (e)	182,061

		3,319,735

REAL ESTATE - 0.2%
7,565	PS Business Parks, Inc., REIT, Series S (d)(e)	194,799

	Total Preferred Stocks (Cost $3,415,158)	3,514,534

	Total Domestic Equity (Cost $5,978,044)	5,992,554

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Fixed Income Fund

Shares		Value ($)
FOREIGN EQUITY - 0.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
590	Allergan PLC, Series A	491,836
500	Teva Pharmaceutical Industries, Ltd.	413,500

	Total Foreign Equity (Cost $931,566)	905,336

REGISTERED INVESTMENT COMPANIES - 11.8%
56,165	BlackRock Build America Bond Trust	1,369,303
56,835	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	1,381,090
48,147	DoubleLine Income Solutions Fund	883,497
46,628	Nuveen Build America Bond Fund	1,063,585
140,000	Nuveen Credit Strategies Income Fund	1,131,200
46,950	PCM Fund, Inc. (d)	456,354
34,400	PIMCO Corporate & Income Opportunity Fund	484,696
79,000	PIMCO Dynamic Credit Income Fund	1,511,270
25,000	PIMCO Dynamic Income Fund	689,250
5,979,828	State Street Navigator Prime Securities Lending Portfolio (i)	5,979,828
33,997	Templeton Emerging Markets Income Fund (d)	355,949
22,973	Western Asset Emerging Markets Debt Fund, Inc.	353,325

	Total Registered Investment Companies (Cost $15,788,318)	15,659,347

CASH EQUIVALENTS - 11.1%
14,720,577	State Street Institutional Liquid Reserves Fund	14,720,577

	Total Cash Equivalents (Cost $14,720,577)	14,720,577

Total Investments - 104.7%
(Cost $137,806,354)		138,788,440

Other Assets & Liabilities, Net - (4.7)%		(6,281,410)

Net Assets - 100.0%		132,507,030

(a)	Securities are grouped by coupon and represent a range of maturities.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2016, these securities amounted to $6,394,778 or 4.8% of net assets.
(c)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2016.
(d)	Securities (or a portion of securities) on loan. As of June 30, 2016, the market value of securities loaned was $5,873,725. The loaned securities were secured with cash collateral of $5,979,828. Collateral is calculated based on prior day’s prices.
(e)	Perpetual maturity. Maturity date presented represents the next call date.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $495,000, or 0.4% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2016.
(g)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(h)	Step coupon bond. The interest rate shown reflects the rate in effect June 30, 2016 and will reset at a future date.
(i)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
AGM	Assured Guaranty Municipal Corp.
MTN	Medium-Term Note
PLC	Public Limited Company
Q-SBLF	Qualified School Board Loan Fund
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Fixed Income Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$4,078,428	$4,078,428
Common Stock	1,901,400	1,901,400

Total Borrowings	$5,979,828	$5,979,828

Gross amount of recognized liabilities for securities lending transactions		$5,979,828

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2016	Highland Funds II

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”) and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP (Master Limited Partnership) Fund is reported separately. The Highland Dividend Equity Fund was liquidated on January 25, 2016.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, LP (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of each Fund’s portfolio securities as of each Fund’s period end that became available prior to the completion of this report that was not available at the time each Fund’s NAV as of its period end was published.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2016, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, preferred stocks, exchange-traded funds, rights, warrants, securities sold short and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of June 30, 2016 is as follows:

	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans
Chemicals	$2,687,281	$—	$2,687,281	$—
Energy	13,504,535	—	13,504,535	—
Financial	2,997,495	—	2,997,495	—
Healthcare	5,524,937	—	—	5,524,937
Industrials	1,130,002	—	1,130,002	—
Telecommunications	43,626,035	—	3,078,404	40,547,631
Utility	159,965,868	—	159,965,868	—
Non-U.S. Senior Loans
Energy	41,763,062	—	41,763,062	—
Healthcare	3,420,597	—	3,420,597	—
Information Technology	3,325,000	—	3,325,000	—
Manufacturing	630,664	—	—	630,664
Media & Telecommunications	2,516,194	—	2,516,194	—
Retail	10,156,076	—	10,156,076	—
Service	19,983,360	—	19,983,360	—
U.S. Asset-Backed Securities	628,675	—	—	628,675
Non-U.S. Asset-Backed Securities	176,606,900	—	176,606,900	—
U.S. Corporate Bonds & Notes(1)	46,338,504	—	46,338,504	—
Non-U.S. Corporate Bonds & Notes(1)	43,020,939	—	43,020,939	—
Non-U.S. Government Bonds	123,749,880	—	123,749,880	—
U.S. Equity
Banks	1,310,545	1,310,545	—	—
Capital Goods	1,101,660	1,101,660	—	—
Chemicals	6,318,687	—	—	6,318,687
Consumer Services	21,047,536	21,047,536	—	—
Energy	9,274,421	9,274,421	—	—
Food & Staples Retailing	1,326,370	1,326,370	—	—
Food, Beverage & Tobacco	1,706,845	1,706,845	—	—
Healthcare Equipment & Services	50,419,399	50,419,399	—	—
Household & Personal Products	276,780	276,780	—	—
Insurance	3,134,437	3,134,437	—	—
Materials	526,455	526,455	—	—
Media	486,700	486,700	—	—
Pharmaceuticals, Biotechnology & Life Sciences	14,247,434	14,247,434	—	—
Real Estate	30,891,919	30,891,919	—	—
Retailing	7,051,875	7,051,875	—	—
Software & Services	78,781,902	78,781,902	—	—
Telecommunication Services	96,542,670	129,630	—	96,413,040
Transportation	1,261,260	1,261,260	—	—
Utilities	641,360	641,360	—	—
Non-U.S. Equity
Banks	5,713,932	5,713,932	—	—
Energy	44,216,773	44,216,773	—	—
Food, Beverage & Tobacco	867,225	867,225	—	—
Healthcare Equipment & Services	7,600,593	3,893,584	2,037,759	1,669,250
Insurance	586,140	586,140	—	—
Materials	2,634,250	2,634,250	—	—
Media	2,749,120	2,749,120	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,302,051	4,825,977	1,476,074	—
Real Estate	1,691,993	1,691,993	—	—
Retailing	1,073,430	1,073,430	—	—
Semiconductors & Semiconductor Equipment	2,447,637	2,447,637	—	—
Software & Services	2,494,275	2,494,275	—	—
Transportation	6,787,322	6,787,322	—	—
Utilities	18,163,803	18,163,803	—	—
U.S. Exchange-Traded Funds	3,812,189	3,812,189	—	—
U.S. Master Limited Partnerships	247,650	247,650	—	—
Non-U.S. Master Limited Partnerships(1)	205,700,041	205,700,041	—	—
U.S. Warrants(1)	92,867	—	—	92,867
Non-U.S. Warrants(1)	113,985	113,985	—	—
U.S. Purchased Call Options	2,407,075	2,407,075	—	—
Non-U.S. Purchased Call Options	811,000	811,000	—	—
U.S. Purchased Put Options	3,073,200	3,073,200	—	—
Non-U.S. Purchased Put Options	544,675	544,675	—	—
U.S. Registered Investment Companies	15,236,076	15,236,076	—	—
Non-U.S. Investment Companies	4,017,760	—	—	4,017,760
U.S. Cash Equivalents	9,592,636	9,592,636	—	—

Total Assets	1,376,901,957	563,300,516	657,757,930	155,843,511

Liabilities
Securities Sold Short
U.S. Corporate Bonds & Notes(1)	$(11,052,700)	$—	$(11,052,700)	$—
Non-U.S. Corporate Bonds & Notes(1)	(26,139,145)	—	(26,139,145)	—
U.S. Equity(1)	(58,257,846)	(58,257,846)	—	—
Non-U.S. Equity(1)	(21,371,283)	(21,371,283)	—	—
U.S. Exchange-Traded Funds	(2,822,176)	(2,822,176)	—	—
Non-U.S. Exchange-Traded Funds	(3,220,690)	(3,220,690)	—	—
Other Financial Instruments
Equity Contracts – Futures(2)	(4,498,079)	(4,498,079)	—	—
Written Call Options Contracts	(768,000)	(768,000)	—	—
Written Put Options Contracts	(29,825,697)	(18,977,395)	(10,848,302)	—

Total Liabilities	(157,955,616)	(109,915,469)	(48,040,147)	—

Total	$1,218,946,341	$453,385,047	$609,717,783	$155,843,511

(1)	See Investment Portfolio detail for industry breakout
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks(1)	$179,973,207	$179,973,207	$—		$—
Purchased Put Options	138,000	138,000	—		—
Registered Investment Companies	9,245,643	9,245,643	—		—
Cash Equivalents	988,802	988,802	—		—

Total Assets	$190,345,652	$190,345,652	$—		$—

Liabilities
Other Financial Instruments
Written Put Options	$(42,000)	$(42,000)	$—	$

Total Liabilities	(42,000)	(42,000)	—		—

Total	$190,303,652	$190,303,652	$—		$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$37,264,518	$37,264,518	$—	$—
Master Limited Partnerships	7,993,743	7,993,743	—	—
Registered Investment Companies	19,122,976	19,122,976	—	—
Cash Equivalents	685,658	685,658	—	—

Total	$65,066,895	$65,066,895	$—	$—

(1)	See Investment Portfolio detail for industry breakout

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$25,207	$—	$25,207	$—
Agency Mortgage-Backed Securities	2,280,834	—	2,280,834	—
Asset-Backed Securities	2	—	2	—
Corporate Bonds & Notes(1)	971,186	—	971,186	—
Foreign Corporate Bonds & Notes(1)	395,121	—	395,121	—
Non-Agency Collateralized Mortgage-Backed Securities	409,491	—	409,491	—
Domestic Equity
Common Stocks(1)	38,295,659	38,295,659	—	—
Preferred Stocks(1)	765,770	765,770	—	—
Foreign Equity
Common Stocks
Capital Goods	1,325,095	1,054,918	270,177	—
Food, Beverage & Tobacco	2,622,759	1,592,172	1,030,587	—
Media	3,390,505	3,390,505	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,536,186	8,536,186	—	—
Preferred Stocks(1)	545,820	545,820	—	—
Registered Investment Companies	19,718,824	19,718,824	—	—
Cash Equivalents	10,223,196	10,223,196	—	—

Total	$89,505,655	$84,123,050	$5,382,605	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes(1)	$22,058,802	$—	$22,058,802	$—
Cash Equivalents	6,589,504	6,589,504	—	—

Total	$28,648,306	$6,589,504	$22,058,802	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligation	$170,121	$—	$170,121	$—
Agency Mortgage-Backed Securities	20,857,261	—	20,857,261	—
Asset-Backed Securities	2,813,647	—	2,813,647	—
Corporate Bonds & Notes(1)	46,404,874	—	46,404,874	495,000
Foreign Corporate Bonds & Notes(1)	9,132,903	—	9,132,903	—
Municipal Bonds & Notes	5,392,085	—	5,392,085	—
Non-Agency Collateralized Mortgage-Backed Securities	4,269,753	—	4,269,753	—
Sovereign Bonds	977,048	—	977,048	—
U.S. Government Agencies	10,997,934	—	10,997,934	—
Domestic Equity
Common Stocks(1)	2,478,020	2,478,020	—	—
Preferred Stocks
Banks	3,319,735	3,137,674	182,061	—
Real Estate	194,799	194,799	—	—
Foreign Equity(1)	905,336	905,336	—	—
Registered Investment Companies	15,659,347	15,659,347	—	—
Cash Equivalents	14,720,577	14,720,577	—	—

Total	$138,293,440	$37,095,753	$101,197,687	$495,000

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

The table below sets forth a summary of changes in the Global Allocation Fund’s and the Fixed Income Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended June 30, 2016.

	Balance as of September 30, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of June 30, 2016	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Global Allocation Fund
U.S. Senior Loans
Gaming & Leisure	$—	$—	$—	$28,916	$(297,050)	$268,134	$—	$—	$—	$—
Healthcare	$5,994,156	$—	$—	$—	$—	$(65,792)	$—	$(403,427)	$5,524,937	$(65,792)
Telecommunications	$37,305,603	$—	$—	$(4,852)	$—	$(8,168)	$3,255,048	$—	$40,547,631	$(8,168)
Non-U.S. Senior Loans
Manufacturing	$675,017	$—	$—	$(283)	$—	$(44,070)	$—	$—	$630,664	$(44,070)
U.S. Asset-Backed Securities	$—	$—	$—	$—	$118,422	$62,151	$818,171	$(370,069)	$628,675	$62,151
U.S. Corporate Bonds & Notes	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
U.S. Equity
Chemicals	$16,618,504	$—	$—	$—	$—	$(10,289,025)	$(10,792)	$—	$6,318,687	$(10,289,025)
Telecommunication Services	$92,860,126	$—	$—	$—	$—	$3,552,914	$—	$—	$96,413,040	$3,552,914
Non-U.S. Equity
Healthcare Equipment & Services	$2,120,000	$—	$—	$—	$—	$(450,750)	$2,500,000	$(2,500,000)	$1,669,250	$(450,750)
U.S Warrants
Healthcare Equipment & Services	$149,761	$—	$—	$—	$—	$(101,125)	$44,231	$—	$92,867	$(101,125)
Non-U.S. Investment Companies	$2,937,405	$—	$—	$—	$—	$1,080,355	$—	$—	$4,017,760	$1,080,355

Total	158,660,572	—	—	23,781	(178,628)	(5,995,376)	6,606,658	(3,273,496)	155,843,511	(6,263,510)

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

	Balance as of September 30, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of June 30, 2016	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Highland Fixed Income Fund
Corporate Bonds & Notes
Diversified Financials	$493,400	$—	$—	$—	$—	$1600	$—	$—	$495,000	$1,600

Total	$493,400	$—	$—	$—	$—	$1600	$—	$—	$495,000	$1,600

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the period ended June 30, 2016, there were no transfers between Level 2 and Level 3.

For the period ended June 30, 2016, a net amount of $2,762,021 and $214,549 of the Global Allocation Fund and the Total Return Fund’s portfolio investments transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 were due to a decrease in market activity (e.g. frequency of trades), which resulted in a decrease of available market inputs to determine price.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Global Allocation Fund

Category	Market Value at 6/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
U.S. Equity	$102,731,727	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
U.S. Senior Loans	46,072,568	Discounted Cash Flow	Spread Adjustment	0.10%
		Debt-Yield	Yield Adjustment	4.75% - 6%
Non-U.S. Investment Companies	4,017,760	Net Asset Value	N/A	N/A
Non-U.S. Equity	1,669,250	Multiples Analysis	Multiple of EBITDA	8.0x
			Liquidity Discount	10%
			Asset-Specific Discount	10%
		Discounted Cash Flow	Discount Rate	11%
Non-U.S. Senior Loans	630,664	Third-Party Pricing Vendor	N/A	N/A
U.S. Asset-Backed Securities	628,675	Discounted Cash Flow	Discount Rate	21%
Non-U.S. Warrants	92,867	Black-Scholes Model	Share Price	$6.07
			Annualized Volatility	72%

Total	$155,843,511

Fixed Income Fund

Category	Market Value at 6/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Corporate Bonds & Notes	$495,000	Debt-Yield Model	Yield Adjustment	0.8% - 1.0%

Total	$495,000

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid assets in an amount equal to the value of the Fund’s obligation under those contracts, marked to market on a daily basis. For the period ended June 30, 2016, no Funds invested in forward foreign currency exchange contracts.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

For the period ended June 30, 2016, the Global Allocation Fund held futures as detailed in the Fund’s Investment Portfolio.

For the period ended June 30, 2016, the Premier Growth Equity Fund, the Small-Cap Equity Fund, the Total Return Fund, the Tax-Exempt Fund, and the Fixed Income Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a Fund will realize a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or if the premium received from a sale is less than the original premium paid, a fund will realize a capital loss.

Transactions in written options for the period ended June 30, 2016 were as follows:

Global Allocation Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2015	82,148	$333,400,500	$26,846,076
Call Options Written	31,550	236,190,000	4,751,743
Put Options Written	150,627	1,271,451,500	51,409,840
Call Options Expired	(750)	(7,500,000)	(948,498)
Put Options Expired	(1,000)	(10,300,000)	(9,268)
Call Options Closed	(26,920)	(180,735,000)	(5,550,241)
Put Options Closed	(138,232)	(1,091,980,400)	(34,138,983)
Call Options Exercised	—	—	—
Put Options Exercised	(19,196)	(72,690,100)	(5,773,472)

Outstanding, June 30, 2016	78,227	$477,836,500	$36,587,196

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Funds II

Premier Growth Equity Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2015	—	$—	$—
Call Options Written	—	—	—
Put Options Written	10,000	99,600,000	702,437
Call Options Expired	—	—	—
Put Options Expired	—	—	—
Call Options Closed	—	—	—
Put Options Closed	(4,000)	(40,800,000)	(128,012)
Call Options Exercised	—	—	—
Put Options Exercised	—	—	—

Outstanding, June 30, 2016	6,000	$58,800,000	$574,425

For the period ended June 30, 2016, the Small-Cap Equity Fund, the Total Return Fund, the Tax-Exempt Fund, and the Fixed Income Fund did not invest in options.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2016, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	$55,989,484	$(474,908,701)	$(418,919,217)	$1,795,821,174
Premier Growth Equity Fund	41,612,147	(2,853,923)	38,758,224	151,587,428
Small-Cap Equity Fund	7,319,475	(3,934,343)	3,385,132	52,120,275
Total Return Fund	3,894,534	(5,116,784)	(1,222,250)	90,727,905
Tax-Exempt Fund	1,784,742	(2,418)	1,782,324	26,865,982
Fixed Income Fund	3,177,856	(2,203,155)	974,701	137,813,739

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities.

The Global Allocation Fund held at least five percent of the outstanding voting securities of the following companies during the period ended June 30, 2016:

	Market Value
Issuer	Shares/Par at September 30, 2015	Shares/Par at June 30, 2016	September 30, 2015	June 30, 2016	Affiliated Income	Purchases	Sales
BB Votorantim Highland Infrastructure LLC (Non-U.S. Investment Companies)	10,000	10,000	$2,937,405	$4,017,760	$—	$—	$—
Highland HFR Equity Hedge ETF (Exchange-Traded Funds)	495,000	—	9,157,500	—	—	—	9,050,975
Highland HFR Event-Driven ETF (Exchange-Traded Funds)	495,000	—	8,573,648	—	—	—	8,009,338
Highland HFR Global ETF (Exchange-Traded Funds)	495,000	—	9,370,301	—	—	—	8,890,937
Highland/iBoxx Senior Loan ETF (Exchange-Traded Funds)	343,198	43,198	6,345,731	793,979	8,662	—	5,399,801
Highland Energy MLP Fund (Master Limited Partnerships)	3,385,921	3,695,137	25,970,018	16,480,309	1,372,165	—	—
TerreStar Corp. (U.S. Senior Loans)	37,455,424	40,710,472	37,305,603	40,547,631	3,255,048	—	—
TerreStar Corp. (U.S. Equity)	306,550	306,550	92,860,126	96,413,040	—	—	—

Totals	42,986,093	44,765,357	$192,520,332	$158,252,719	$4,635,875	$—	$31,351,051

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the U.S. Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2016	Highland Energy MLP Fund

Shares		Value ($)
COMMON STOCKS (a) - 34.5%
ENERGY - 34.5%
77,480	EnLink Midstream LLC	1,232,707
90,705	Kinder Morgan, Inc.	1,697,998
98,378	Plains GP Holdings LP, Class A	1,026,083
86,113	SemGroup Corp., Class A	2,803,839
87,201	Targa Resources Corp.	3,674,650

		10,435,277

	Total Common Stocks (Cost $18,160,161)	10,435,277

MASTER LIMITED PARTNERSHIPS (a) - 103.9%
ENERGY - 103.9%
30,783	Boardwalk Pipeline Partners LP	537,163
35,691	Crestwood Equity Partners LP	719,531
78,481	Dynagas LNG Partners LP	1,071,266
199,029	Energy Transfer Equity LP	2,860,047
76,559	Energy Transfer Partners LP	2,914,601
138,515	EnLink Midstream Partners LP	2,303,504
120,055	Enterprise Products Partners LP	3,512,809
64,995	MPLX LP	2,185,782
132,412	NGL Energy Partners LP	2,558,200
12,084	Plains All American Pipeline LP	332,189
32,339	Shell Midstream Partners LP	1,092,735
33,374	Suburban Propane Partners LP	1,114,692
62,613	Sunoco Logistics Partners LP	1,800,124
68,515	Sunoco LP	2,052,024
45,325	Tesoro Logistics LP	2,244,947
59,905	Western Gas Equity Partners LP	2,291,366
54,494	Williams Partners LP	1,887,672

		31,478,652

	Total Master Limited Partnerships (Cost $38,312,637)	31,478,652

Shares		Value ($)
WARRANTS (a)(b) - 0.1%
ENERGY - 0.1%
1,578,481	Kinder Morgan, Inc., expires 05/25/2017	26,834

	Total Warrants (Cost $3,645,569)	26,834

CASH EQUIVALENTS - 0.5%
164,487	State Street Institutional Liquid Reserves Fund	164,487

	Total Cash Equivalents (Cost $164,487)	164,487

Total Investments - 139.0%
(Cost $60,282,854)		42,105,250

Other Assets & Liabilities, Net - (39.0)%		(11,818,732)

Net Assets - 100.0%		30,286,518

(a)	All or part of this security is pledged as collateral for the credit facility with Bank of New York Mellon. The market value of the securities pledged as collateral was $41,940,763.
(b)	Non-income producing security.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2016	Highland Energy MLP Fund

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios that are currently being offered including the Highland Energy MLP Fund (“the Fund”). The following portfolios are reported separately: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”) and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Dividend Equity Fund was liquidated on January 25, 2016.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, LP (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of the Fund’s portfolio securities as of the Fund’s period end that became available prior to the completion of this report that was not available at the time the Fund’s NAV as of its period end was published.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Energy MLP Fund

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2016, the Fund’s investments consisted of common stocks, master limited partnerships, warrants and cash equivalents. If applicable, the fair values of the Fund’s common stocks, master limited partnerships, warrants and cash equivalents that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period.

A summary of the inputs used to value the Fund’s assets as of June 30, 2016 is as follows:

	Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy MLP Fund
Assets
Common Stocks(1)	$10,435,277	$10,435,277	$—	$—
Master Limited Partnerships(1)	31,478,652	31,478,652	—	—
Warrants(1)	26,834	26,834	—	—
Cash Equivalents	164,487	164,487	—	—

Total	$42,105,250	$42,105,250	$—	$—

(1)	See Investment Portfolio detail for industry breakout

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Energy MLP Fund

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Master Limited Partnerships

Master Limited Partnerships, commonly referred to as “MLPs,” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs treated as partnerships under the Code, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Derivative Transactions

The Fund is subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing its investment objectives. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Options

The Fund may utilize options on securities or indices to varying degrees as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected at such times as the Fund desires. In the case of an option written by the Fund, the Fund will realize a

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2016	Highland Energy MLP Fund

capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, the Fund will realize a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or if the premium received from a sale is less than the original premium paid, the fund will realize a capital loss. For the period ended June 30, 2016, the Fund did not invest in options.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2016, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation	Cost
$1,073,333	$(16,803,668)	$(15,730,335)	$57,669,993

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer
(principal executive officer)

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer
(principal executive officer)

Date:	August 26, 2016

By:	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Financial Officer and
Principal Accounting Officer
(principal financial officer)

Date:	August 26, 2016